UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04023

Exact name of registrant as specified in charter:	Dryden Municipal Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2005

Date of reporting period:	2/28/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden Municipal Series Fund/Pennsylvania Series

FEBRUARY 28, 2005	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

Maximize current income that is exempt from the Commonwealth of Pennsylvania personal income tax and federal income tax, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

April 15, 2005

We hope that you find the semiannual report for the Pennsylvania Series informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Municipal Series Fund/Pennsylvania Series

Dryden Municipal Series Fund/Pennsylvania Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden Municipal Series Fund/Pennsylvania Series (the Series) is to maximize current income that is exempt from the Commonwealth of Pennsylvania personal income tax and federal income tax, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares).

Cumulative Total Returns[1] as of 2/28/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	1.90%	1.71%	36.26%	71.70% (71.36)	148.77% (147.80)
Class B	1.77	1.55	34.57	66.51 (66.18)	181.30 (171.92)
Class C	1.64	1.30	32.91	62.40 (62.08)	66.00 (65.67)
Lehman Brothers Municipal Bond Index[3]	2.40	2.96	41.42	87.96	***
Lipper Pennsylvania (PA) Muni Debt Funds Avg.[4]	2.44	2.27	35.97	70.98	****

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		–2.56%	4.94%	4.96% (4.94)	5.83% (5.81)
Class B		–3.54	5.38	5.07 (5.05)	5.86 (5.65)
Class C		0.11	5.27	4.81 (4.79)	4.77 (4.75)
Lehman Brothers Municipal Bond Index[3]		2.67	6.58	6.33	***
Lipper Pennsylvania (PA) Muni Debt Funds Avg.[4]		2.19	5.72	5.33	****

Distributions and Yields[1] as of 2/28/05
			Taxable Equivalent 30-Day Yield[5] at Tax Rates of
	Total Distributions Paid for Six Months	30-Day SEC Yield	33%	35%
Class A	$0.22	2.53%	3.90%	4.02%
Class B	$0.20	2.38	3.66	3.78
Class C	$0.19	2.13	3.28	3.38

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end

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sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.3%, 0.5%, and 1.0% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. Without waiver of fees and/or expense subsidization, the Fund’s returns would have been lower, as indicated in parentheses.

2Inception dates: Class A, 1/22/90; Class B, 4/3/87; and Class C, 8/1/94.

3The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

4The Lipper PA Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper PA Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in Pennsylvania.

5Taxable equivalent yields reflect federal and applicable state tax rates.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total returns as of 2/28/05 are 178.67% for Class A, 235.48% for Class B, and 93.91% for Class C. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.95% for Class A, 6.92% for Class B, and 6.34% for Class C.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/28/05 are 156.10% for Class A, 198.93% for Class B, and 75.94% for Class C. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.34% for Class A, 6.22% for Class B, and 5.37% for Class C.

Dryden Municipal Series Fund/Pennsylvania Series	3

Your Series’ Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 2/28/05
Pittsburgh Wtr. & Swr. Auth., Wtr. & Swr. Sys. Rev., Ser. A, F.G.I.C., 9/1/13, 6.50%	3.4%
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C., 7/1/17, 5.50%	3.2
Philadelphia Mun. Auth. Rev., Lease, Ser. A, F.S.A., 5/15/13, 5.25%	3.2
Pennsylvania St., G.O., Ser. 2, 8/1/17, 5.00%	3.1
Philadelphia Gas Wks. Rev., 16th Ser., F.S.A., 7/1/07, 5.25%	3.0

Issues are subject to change.

Credit Quality expressed as a percentage of net assets as of 2/28/05
Aaa	68.7%
Aa	4.6
A	11.0
Baa	8.2
NR	6.2
Total Investments	98.7
Other assets in excess of liabilities	1.3
Net Assets	100.0

Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2004, at the beginning of the period, and held through the six-month period ended February 28, 2005.

The Series may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

Dryden Municipal Series Fund/Pennsylvania Series	5

Fees and Expenses (continued)

the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Municipal Series Fund/ Pennsylvania Series		Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,019	1.00%	$5.01
	Hypothetical	$1,000	$1,020	1.00%	$5.01

Class B	Actual	$1,000	$1,018	1.25%	$6.25
	Hypothetical	$1,000	$1,019	1.25%	$6.26

Class C	Actual	$1,000	$1,016	1.50%	$7.50
	Hypothetical	$1,000	$1,017	1.50%	$7.50

*	Series expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2005, and divided by the 365 days in the Series’ fiscal year ending August 31, 2005 (to reflect the six-month period).

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Portfolio of Investments

as of February 28, 2005 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 97.3%

Municipal Bonds
Allegheny Cnty. Hosp. Dev. Auth. Rev., Allegheny Gen. Hosp. Proj., Ser. A, M.B.I.A.	Aaa	6.25%	9/01/07	$1,750	(c)	$1,902,670
Allegheny Cnty. Ind. Dev. Auth. Rev., USX Proj., Ser. A	Baa1	6.70	12/01/20	1,500		1,560,000
Allegheny Cnty. San. Auth. Swr. Rev., M.B.I.A.	Aaa	5.375	12/01/17	2,000		2,228,040
M.B.I.A.	Aaa	5.50	12/01/20	2,500		2,777,650
M.B.I.A.	Aaa	5.50	12/01/30	3,000		3,280,140
Allentown Area Hosp. Auth. Rev., Sacred Heart Hosp. of Allentown, Ser. B	Baa3	6.75	11/15/15	500		525,100
Armstrong Cnty., G.O., M.B.I.A.	Aaa	5.40	6/01/31	2,000		2,157,840
Bensalem Twnshp. Sch. Dist., G.O., F.G.I.C.	Aaa	5.00	8/15/20	1,375		1,457,294
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., M.B.I.A.	Aaa	5.70	10/01/14	1,250		1,430,713
Bucks Cnty. Wtr. & Swr. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.375	6/01/16	1,080		1,197,061
Butler Cnty., G.O., F.G.I.C.	Aaa	5.25	7/15/13	1,000	(c)	1,122,800
Canon McMillan Sch. Dist., Ser. B, F.G.I.C.	Aaa	5.50	12/01/29	3,000	(f)	3,275,940
Central Bucks Sch. Dist., G.O., M.B.I.A.	Aaa	5.00	5/15/15	3,600		3,920,724
M.B.I.A.	Aaa	5.00	5/15/16	2,000		2,163,460
Chartiers Valley Sch. Dist., Ser. A, G.O., F.S.A.	Aaa	5.00	10/15/22	2,570		2,737,641
Dauphin Cnty., G.O., Ser. 2, A.M.B.A.C.	Aaa	5.50	11/15/15	1,295		1,442,267
Delaware Cnty. Auth. Rev., Dunwoody Vlge. Proj.	A-(d)	6.25	4/01/30	1,000		1,052,220
Delaware Cnty. Ind. Dev. Auth. Rev., Res. Recov. Facs., Ser. A	Baa3	6.10	7/01/13	1,500		1,567,935
Delaware River Port Auth. PA & NJ Rev., F.G.I.C.	Aaa	5.40	1/01/16	2,750		2,864,373
Port Dist. Proj., Ser. B, F.S.A.	Aaa	5.70	1/01/22	1,000		1,100,420
Easton Area Sch. Dist., G.O., F.G.I.C.	Aaa	5.00	3/15/15	2,360		2,566,665

See Notes to Financial Statements.

Dryden Municipal Series Fund/Pennsylvania Series	7

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Erie Parking Auth. Facs. Rev. Gtd., F.S.A.	Aaa	5.00%	9/01/26	$1,000		$1,047,980
Greater Johnstown Sch. Dist., G.O., Ser. B, M.B.I.A.	Aaa	5.50	8/01/17	1,250		1,391,800
Kennett Cons. Sch. Dist., G.O., Ser. A, F.G.I.C.	Aaa	5.50	2/15/16	1,035		1,155,164
Lancaster Cnty. Hosp. Auth. Rev., Gen. Hosp. Proj.	A-(d)	5.50	3/15/26	1,500		1,575,870
Lancaster Ind. Dev. Auth. Rev., Garden Spot Vlge. Proj., Ser. A	NR	7.625	5/01/31	1,650		1,731,692
Lebanon Cnty. Hlth. Facs. Auth. Rev., Good Samaritan Hosp. Proj.	Baa1	6.00	11/15/35	1,000		1,051,170
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Ctr.	BBB+(d)	6.00	1/01/43	750		791,490
Montgomery Cnty., G.O.	Aaa	5.25	9/15/16	2,895		3,183,776
Northampton Cnty. Gen. Purp. Auth. Rev., F.S.A.	Aaa	5.75	10/01/12	1,000	(c)	1,153,150
Northampton Cnty. Higher Ed. Auth. Rev., Moravian Coll., A.M.B.A.C.	Aaa	6.25	7/01/11	2,195		2,501,444
Owen J. Roberts Sch. Dist., G.O., F.S.A.	Aaa	5.50	8/15/19	1,520		1,701,199
Pennridge Sch. Dist., G.O., M.B.I.A.	Aaa	5.125	2/15/19	1,610		1,743,050
Pennsylvania Econ. Dev. Fin. Auth., Exempt Facs. Rev., Amtrak Proj., Ser. A, A.M.T.	A3	6.25	11/01/31	2,000		2,072,540
Pennsylvania St. Higher Edl. Facs. Auth. Rev., Drexel Univ.	A2	6.00	5/01/09	2,500	(c)	2,793,175
Philadelphia Univ.	Baa2	6.10	6/01/30	140		155,137
Temple Univ., 1st Ser., M.B.I.A.	Aaa	5.00	4/01/21	2,265		2,385,385
Thomas Jefferson Univ.	A1	5.50	1/01/17	1,000		1,095,830
Ursinus Coll., Ser. A	A-(d)	5.90	1/01/27	1,925	(c)	2,074,784
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C.	Aaa	5.50	7/01/17	4,000		4,492,480
A.M.B.A.C.	Aaa	5.50	7/01/20	2,750		3,079,037
Pennsylvania St. Tpke. Comn. Oil Franchise Tax Rev., Ser. A, A.M.B.A.C.	Aaa	5.25	12/01/18	1,065		1,153,896
Ser. A, A.M.B.A.C., E.T.M.	Aaa	5.25	12/01/18	1,435		1,543,127

See Notes to Financial Statements.

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Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Pennsylvania St., G.O., Ser. 2	Aa2	5.00%	8/01/17	$4,000	(c)	$4,325,880
Philadelphia Auth. Ind. Dev. Arpt., Rev., A.M.T.	NR	5.50	1/01/24	2,500		2,295,150
Philadelphia Auth. Ind. Dev. Lease Rev., Ser. B, F.S.A.	Aaa	5.50	10/01/18	2,000		2,236,300
Philadelphia Gas Wks. Rev., 16th Ser., F.S.A.	Aaa	5.25	7/01/07	4,000		4,211,160
Philadelphia Hosps. & Higher Ed. Facs. Auth. Hosp. Rev., Grad. Hlth. Sys.(h) (cost $1,820,479; purchased 8/27/96-7/2/98)	Ca	Zero	7/01/18	1,803	(e)	18
Philadelphia Mun. Auth. Rev., Lease, Ser. A, F.S.A.	Aaa	5.25	5/15/13	4,000		4,399,760
Philadelphia Parking Auth. Rev., Arpt., F.S.A.	Aaa	5.625	9/01/19	2,500		2,753,250
Philadelphia, G.O., F.G.I.C.	Aaa	5.125	5/15/14	1,800		1,950,570
Pittsburgh Urban Redev. Auth., Mtge. Rev., Ser. A, A.M.T.	Aa1	6.25	10/01/28	820		853,366
Pittsburgh Wtr. & Swr. Auth., Wtr. & Swr. Sys. Rev., Ser. A, F.G.I.C.	Aaa	6.50	9/01/13	4,000		4,740,480
Puerto Rico Comnwlth., Pub. Impvt. Rfdg., M.B.I.A.	Aaa	7.00	7/01/10	720		855,655
Rites, PA 625, A.M.B.A.C.(h) (cost $2,356,105; purchased 3/01/00)	NR	12.38(b)	7/01/10	2,015		2,774,292
Rites, PA 642A, M.B.I.A.(h) (cost $1,593,661; purchased 3/29/00)	NR	9.90(b)	7/01/10	1,500		1,890,030
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Ser. I, F.G.I.C.	Aaa	5.00	7/01/25	2,000		2,125,660
Ser. J	Baa1	5.50	7/01/22	2,370		2,609,749
Puerto Rico Pub. Bldg. Auth. Rev. Gtd., Rfdg., Govt. Facs., Ser. J, A.M.B.A.C	Aaa	5.00	7/01/12	1,000		1,090,240
Schuylkill Cnty. Ind. Dev. Auth. Rev., Pine Grove Landfill, Inc., A.M.T.	BBB(d)	5.10	10/01/19	2,000		2,080,780
Springfield Sch. Dist., Delaware Cnty., G.O., F.S.A.	Aaa	5.50	3/15/17	2,450	(c)	2,770,607

See Notes to Financial Statements.

Dryden Municipal Series Fund/Pennsylvania Series	9

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

State Pub. Sch. Bldg. Auth. Coll. Rev., Cmnty. Coll. Allegheny Cnty., A.M.B.A.C.	Aaa	5.00%	7/15/06	$1,000	$1,033,210
Stroudsburg Area Sch. Dist., Ser. A, G.O., F.S.A.	Aaa	5.00	4/01/16	1,295	1,393,265
Union Cnty. Higher Ed. Facs. Fin. Auth. Univ. Rev., Bucknell Univ., Ser. A	Aa3	5.25	4/01/20	1,080	1,180,418
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.	Aaa	Zero	11/01/12	1,035	779,976
Virgin Islands Pub. Fin. Auth. Rev., Gross Rcpts. Taxes Ln. Nts., F.S.A.	Aaa	5.00	10/01/22	1,000	1,071,560
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.	A3	6.25	6/01/22	2,400	2,640,360
Westmoreland Cnty. Ind. Rev. Gtd., Valley Landfill Proj., A.M.T.	BBB(d)	5.10	5/01/07	1,000	1,045,650

Total long-term investments (cost $129,941,547)					135,311,515

SHORT-TERM INVESTMENTS 1.4%

Municipal Bonds
Delaware River Port Auth. PA & NJ Rev., Mun. Secs. Trust Rcpts., Ser. SGA-89, F.R.D.D., F.S.A.	A-1+(d)	1.85	3/01/05	800	800,000
Mun. Secs. Trust Certs., G.O., Ser. 2000-110, Class A, F.R.D.D.	A-1(d)	1.80	3/01/05	270	270,000
Schuylkill Cnty. Ind. Dev. Auth. Res. Recov. Rev., Northeastern Pwr., Ser. B, A.M.T., F.R.D.D.	A-1+(d)	1.93	3/01/05	900	900,000

Total short-term investments (cost $1,970,000)					1,970,000

Total Investments 98.7% (cost $131,911,547; Note 5)					137,281,515

See Notes to Financial Statements.

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Description (a)	Value (Note 1)

Variation margin on open futures contracts, net(i)	$9,828
Other assets in excess of liabilities 1.3%	1,837,786

Net Assets 100%	$139,129,129

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (Daily) Demand Note(g).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

(b)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
(c)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d)	Standard & Poor’s Rating.
(e)	Issuer in default on interest payments. Non-income producing security.
(f)	Partial principal amount pledged as collateral for financial futures contracts.
(g)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(h)	Indicates an illiquid security restricted as to resale. The aggregate cost of such securities was $5,770,245. The aggregate value of $4,664,340 represents 3.35% of net assets.
(i)	Open futures contracts as of February 28, 2005 were as follows:

Number of Contracts	Type	Expiration Date	Value at February 28, 2005	Value at Trade Date	Unrealized Appreciation/ Depreciation
	Long Positions:
19	U.S. Treasury 5 yr. Note	Mar 2005	$2,054,375	$2,079,929	$(25,554)
36	U.S. T-Bond	Mar 2005	4,071,375	4,178,356	(106,981)

					$(132,535)

	Short Positions:
(87)	U.S. Treasury 10 yr. Note	Mar 2005	(9,646,125)	(9,774,071)	127,946
(13)	U.S. Treasury 2 yr. Note	Mar 2005	(2,706,640)	(2,716,984)	10,344

					$138,290

					$5,755

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

Dryden Municipal Series Fund/Pennsylvania Series	11

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2005 was as follows:

General Obligation	32.2%
Transportation	12.2
Education	11.5
Water & Sewer	10.8
Healthcare	9.1
Corporate-Backed IDB & PCR	7.3
Pooled Financing	5.4
Lease-Backed Certificate of Participation	3.9
Other	3.8
Solid Waste/Resource Recovery	1.1
Special Tax/Assessment District	0.8
Housing	0.6

Total Investments	98.7
Other assets in excess of liabilities	1.3

Net Assets	100.0

See Notes to Financial Statements.

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Financial Statements

FEBRUARY 28, 2005	SEMIANNUAL REPORT

Dryden Municipal Series Fund

Pennsylvania Series

Statement of Assets and Liabilities

as of February 28, 2005 (Unaudited)

Assets
Investments, at value (cost $131,911,547)	$137,281,515
Cash	165,280
Interest receivable	1,912,666
Due from broker—variation margin	9,828
Receivable for Series shares sold	1,581
Prepaid expenses	5,010

Total assets	139,375,880

Liabilities
Accrued expenses	81,919
Management fee payable	53,904
Payable for Series shares reacquired	51,949
Distribution fee payable	33,098
Dividends payable	15,013
Deferred trustees’ fees	10,868

Total liabilities	246,751

Net Assets	$139,129,129

Net assets were comprised of:
Shares of beneficial interest, at par	$136,539
Paid-in capital in excess of par	133,574,819

133,711,358
Undistributed net investment income	110,730
Accumulated net realized loss on investments	(68,682)
Net unrealized appreciation on investments	5,375,723

Net assets, February 28, 2005	$139,129,129

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($108,748,351 ÷ 10,671,636 shares of beneficial interest issued and outstanding)	$10.19
Maximum sales charge (4% of offering price)	0.42

Maximum offering price to public	$10.61

Class B
Net asset value, offering price and redemption price per share ($28,908,254 ÷ 2,837,721 shares of beneficial interest issued and outstanding)	$10.19

Class C
Net asset value, offering price and redemption price per share ($1,472,524 ÷ 144,549 shares of beneficial interest issued and outstanding)	$10.19

See Notes to Financial Statements.

Dryden Municipal Series Fund/Pennsylvania Series	15

Statement of Operations

Six Months Ended February 28, 2005 (Unaudited)

Net Investment Income
Income
Interest	$3,260,744

Expenses
Management fee	354,829
Distribution fee—Class A	138,315
Distribution fee—Class B	74,397
Distribution fee—Class C	5,704
Custodian’s fees and expenses	57,000
Transfer agent’s fees and expenses	42,000
Reports to shareholders	25,000
Registration fees	20,000
Legal fees and expenses	12,000
Audit fee	12,000
Trustees’ fees	5,000
Miscellaneous	6,733

Total expenses	752,978
Less: Custodian fee credit (Note 1)	(464)

Net expenses	752,514

Net investment income	2,508,230

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on:
Investment transactions	(36,261)
Financial futures transactions	(440,513)

(476,774)

Net change in unrealized appreciation (depreciation) on:
Investments	187,678
Financial futures contracts	389,400

577,078

Net gain on investments	100,304

Net Increase In Net Assets Resulting From Operations	$2,608,534

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2005	Year Ended August 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,508,230	$5,404,756
Net realized gain (loss) on investments transactions	(476,774)	1,515,780
Net change in unrealized appreciation on investments	577,078	2,419,266

Net increase in net assets resulting from operations	2,608,534	9,339,802

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(2,026,322)	(4,380,131)
Class B	(508,104)	(1,185,169)
Class C	(24,001)	(39,631)

	(2,558,427)	(5,604,931)

Distributions from net realized gains
Class A	(348,163)	(4,490,929)
Class B	(96,332)	(1,333,635)
Class C	(4,920)	(42,249)

	(449,415)	(5,866,813)

Series share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	1,584,939	8,127,173
Net asset value of shares issued in reinvestment of dividends and distributions	1,822,190	6,987,932
Cost of shares reacquired	(10,147,661)	(26,197,909)

Net decrease in net assets from Series share transactions	(6,740,532)	(11,082,804)

Total decrease	(7,139,840)	(13,214,746)

Net Assets
Beginning of period	146,268,969	159,483,715

End of period(a)	$139,129,129	$146,268,969

(a) Includes undistributed net investment income of:	$110,730	$160,927

See Notes to Financial Statements.

Dryden Municipal Series Fund/Pennsylvania Series	17

Notes to Financial Statements

(Unaudited)

Dryden Municipal Series Fund (the “Fund”), is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of six series. These financial statements relate only to Pennsylvania Series (the “Series”). The financial statements of the other series are not presented herein. The assets of each Series are invested in separate, independently managed portfolios. The Series commenced investment operations on April 3, 1987. The Series’ investment objective is to maximize current income that is exempt from Commonwealth of Pennsylvania personal income tax and federal income tax, consistent with the preservation of capital. This means the Series invests at least 80% of the Series’ investments in Pennsylvania state and local municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as obligations of other issuer (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is tax exempt from those taxes. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series, in the preparation of its financial statements.

Securities Valuations: The Series values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such

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day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Restricted Securities: The Series may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Series at February 28, 2005 include registration rights under which the Series may demand registration by the issuers. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Dryden Municipal Series Fund/Pennsylvania Series	19

Notes to Financial Statements

(Unaudited) Cont’d

Future contracts involve elements of both market and credit risk in excess of the amount reflected on the Statement of Assets and Liabilities.

Inverse Floaters: The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment on sales of portfolio securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

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Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial Statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets up to and including $1 billion and .45 of 1% of such average daily net assets in excess on $1 billion of the Series. The effective management fee was .50 of 1% for the six months ended February 28, 2005.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series. The Series compensated PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and up to 1%, of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the Class A shares and Class C shares, respectively.

Dryden Municipal Series Fund/Pennsylvania Series	21

Notes to Financial Statements

(Unaudited) Cont’d

PIMS has advised the Series that it received approximately $6,500 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2005. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended February 28, 2005, they received approximately $18,700 and $1,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the period September 1, 2004 through October 29, 2004, the SCA provided for a commitment of $500 million and allowed the Funds to increase the committment to $1 billion if necessary. Interest on any borrowings under the SCA would be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was October 29, 2004. Effective October 29, 2004, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement continues to be $500 million. The Funds pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement is October 28, 2005. The Series did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended February 28, 2005, the Series incurred fees of approximately $28,100 for the services of PMFS. As of February 28, 2005, approximately $9,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

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The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $6,500 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI, were approximately $55 and $6,100, respectively, for the six months ended February 28, 2005. As of February 28, 2005, approximately $2,100 of such fees was due to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 28, 2005, were $1,471,085 and $6,884,227 respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of February 28, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$131,886,103	$7,415,699	$2,020,287	$5,395,412

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of premium amortization and accreting market discount for book and tax purposes.

Note 6. Capital

The Series offers Class A, Class B, and Class C. Class A shares are sold with an initial sales charge of up to 4%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares purchased are subject to a CDSC of 1% within 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

Dryden Municipal Series Fund/Pennsylvania Series	23

Notes to Financial Statements

(Unaudited) Cont’d

The Series has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six Months ended February 28, 2005:
Shares sold	77,081	$790,292
Shares Issued in reinvestment of dividends and distributions	141,122	1,444,881
Shares reacquired	(819,365)	(8,397,155)

Net increase (decrease) in shares outstanding before conversion	(601,162)	(6,161,982)
Shares issued upon conversion from Class B	200,401	2,050,907

Net increase (decrease) in shares outstanding	(400,761)	$(4,111,075)

Year ended August 31, 2004:
Shares sold	527,919	$5,442,416
Shares Issued in reinvestment of dividends and distributions	529,502	5,425,817
Shares reacquired	(2,053,692)	(21,021,052)

Net increase (decrease) in shares outstanding before conversion	(996,271)	(10,152,819)
Shares issued upon conversion from Class B	310,018	3,196,433

Net increase (decrease) in shares outstanding	(686,253)	$(6,956,386)

Class B
Six Months ended February 28, 2005:
Shares sold	68,699	$703,974
Shares Issued in reinvestment of dividends and distributions	34,520	353,386
Shares reacquired	(155,063)	(1,586,251)

Net increase (decrease) in shares outstanding before conversion	(51,844)	(528,891)
Shares redeemed upon conversion into Class A	(200,401)	(2,050,907)

Net increase (decrease) in shares outstanding	(252,245)	$(2,579,798)

Year ended August 31, 2004:
Shares sold	212,514	$2,193,184
Shares Issued in reinvestment of dividends and distributions	146,895	1,505,243
Shares reacquired	(495,502)	(5,063,828)

Net increase (decrease) in shares outstanding before conversion	(136,093)	(1,365,401)
Shares redeemed upon conversion into Class A	(310,092)	(3,196,433)

Net increase (decrease) in shares outstanding	(446,185)	$(4,561,834)

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Class C	Shares	Amount
Six Months ended February 28, 2005:
Shares sold	8,857	$90,673
Shares Issued in reinvestment of dividends and distributions	2,336	23,923
Shares reacquired	(16,070)	(164,255)

Net increase (decrease) in shares outstanding	(4,877)	$(49,659)

Year ended August 31, 2004:
Shares sold	48,113	$491,573
Shares Issued in reinvestment of dividends and distributions	5,554	56,872
Shares reacquired	(11,022)	(113,029)

Net increase (decrease) in shares outstanding	42,645	$435,416

Dryden Municipal Series Fund/Pennsylvania Series	25

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 28, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.22

Income from investment operations
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	—	(b)

Total from investment operations	.19

Less Distributions
Dividends from net investment income	(.19)
Distributions from net realized gains	(.03)

Total distributions	(.22)

Net asset value, end of period	$10.19

Total Return(a):	1.90%
Ratios/Supplemental Data:
Net assets, end of period (000)	$108,748
Average net assets (000)	$111,569
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.00	%(e)
Expenses, excluding distribution and service (12b-1) fees	.75	%(e)
Net investment income	3.59	%(e)
For Class A, B, and C shares:
Portfolio turnover rate	1	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.01 per share.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(d)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.70% to 4.73%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended August 31,
2004	2003	2002(d)	2001	2000

$10.36	$10.54	$10.52	$10.05	$10.13

.37	.43	.49	.51	.53
.26	(.16)	.02	.47	(.05)

.63	.27	.51	.98	.48

(.38)	(.43)	(.49)	(.51)	(.53)
(.39)	(.02)	—	— (b)	(.03)

(.77)	(.45)	(.49)	(.51)	(.56)

$10.22	$10.36	$10.54	$10.52	$10.05

6.23%	2.57%	5.03%	10.07%	4.98%

$113,170	$121,771	$126,410	$123,254	$109,068
$118,384	$125,733	$123,971	$116,925	$106,181

.99%	.97%	.96%	.93%	.90%
.74%	.72%	.71%	.68%	.65%
3.57%	4.08%	4.73%	4.97%	5.31%

32%	45%	31%	35%	21%

See Notes to Financial Statements.

Dryden Municipal Series Fund/Pennsylvania Series	27

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended February 28, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.22

Income from investment operations
Net investment income	.17
Net realized and unrealized gain (loss) on investment transactions	—	(b)

Total from investment operations	.17

Less Distributions
Dividends from net investment income	(.17)
Distributions from net realized gains	(.03)

Total distributions	(.20)

Net asset value, end of period	$10.19

Total Return(a):	1.77%
Ratios/Supplemental Data:
Net assets, end of period (000)	$28,908
Average net assets (000)	$30,005
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.25	%(d)
Expenses, excluding distribution and service (12b-1) fees	.75	%(d)
Net investment income	3.34	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.01 per share.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.46% to 4.49%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended August 31,
2004	2003	2002(c)	2001	2000

$10.35	$10.53	$10.52	$10.05	$10.13

.34	.40	.46	.48	.50
.27	(.16)	.01	.47	(.05)

.61	.24	.47	.95	.45

(.35)	(.40)	(.46)	(.48)	(.50)
(.39)	(.02)	—	— (b)	(.03)

(.74)	(.42)	(.46)	(.48)	(.53)

$10.22	$10.35	$10.53	$10.52	$10.05

6.07%	2.32%	4.68%	9.79%	4.72%

$31,572	$36,607	$40,653	$41,638	$54,665
$34,324	$39,012	$39,674	$44,507	$68,309

1.24%	1.22%	1.21%	1.18%	1.15%
.74%	.72%	.71%	.68%	.65%
3.32%	3.84%	4.49%	4.74%	5.06%

See Notes to Financial Statements.

Dryden Municipal Series Fund/Pennsylvania Series	29

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended February 28, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.22

Income from investment operations
Net investment income	.16
Net realized and unrealized gain (loss) on investment transactions	—	(b)

Total from investment operations	.16

Less Distributions
Dividends from net investment income	(.16)
Distributions from net realized gains	(.03)

Total distributions	(.19)

Net asset value, end of period	$10.19

Total Return(a):	1.64%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,473
Average net assets (000)	$1,534
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	.75	%(e)
Net investment income	3.08	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.01 per share.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% on the average daily net assets of the Class C shares.
(d)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.20% to 4.23%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(e)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class C
Year Ended August 31,
2004	2003	2002(d)	2001	2000

$10.35	$10.54	$10.52	$10.05	$10.13

.31	.38	.44	.46	.48
.28	(.17)	.02	.47	(.05)

.59	.21	.46	.93	.43

(.33)	(.38)	(.44)	(.46)	(.48)
(.39)	(.02)	—	— (b)	(.03)

(.72)	(.40)	(.44)	(.46)	(.51)

$10.22	$10.35	$10.54	$10.52	$10.05

5.81%	2.06%	4.42%	9.52%	4.46%

$1,527	$1,105	$963	$664	$479
$1,248	$1,119	$885	$493	$655

1.49%	1.47%	1.46%	1.43%	1.40%
.74%	.72%	.71%	.68%	.65%
3.06%	3.58%	4.23%	4.47%	4.79%

See Notes to Financial Statements.

Dryden Municipal Series Fund/Pennsylvania Series	31

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Series’ investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Series’ website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •
Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan,
Anti-Money Laundering Officer • Helen Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Municipal Series Fund/Pennsylvania Series
Share Class	A	B	C
NASDAQ	PMPAX	PBPAX	PPNCX
CUSIP	262468762	262468754	262468747

An investor should consider the investment objectives, risks, and charges and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of February 28, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Series can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Municipal Series Fund/Pennsylvania Series, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Dryden Municipal Series Fund/Pennsylvania Series, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Municipal Series Fund/Pennsylvania Series
Share Class	A	B	C
NASDAQ	PMPAX	PBPAX	PPNCX
CUSIP	262468762	262468754	262468747

MF132E2    IFS-A103213    Ed. 04/2005

Dryden Municipal Series Fund/ New York Series

FEBRUARY 28, 2005	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

Maximize current income that is exempt from New York State, New York City, and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

April 15, 2005

We hope that you find the semiannual report for the New York Series informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Municipal Series Fund/New York Series

Dryden Municipal Series Fund/New York Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden Municipal Series Fund/New York Series (the Series) is to maximize current income that is exempt from New York State, New York City, and federal income taxes, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares).

Cumulative Total Returns[1] as of 2/28/05
	Six Months	One Year	Five Years	Ten Years		Since Inception[2]
Class A	1.47%	1.45%	35.70%	73.30%	(73.00)	155.14%	(154.48)
Class B	1.34	1.20	34.01	68.21	(67.92)	295.57	(294.21)
Class C	1.21	0.94	32.37	64.09	(63.81)	68.45	(68.02)
Class Z	1.60	1.71	37.49	N/A		55.06	(54.93)
Lehman Brothers Municipal Bond Index[3]	2.40	2.96	41.42	87.96		***
Lipper New York (NY) Muni Debt Funds Avg.[4]	2.24	2.14	36.94	73.96		****

Average Annual Total Returns[1] as of 3/31/05
	One Year	Five Years	Ten Years	Since Inception[2]
Class A	–3.05%	5.62%	5.45%	6.27%
Class B	–4.08	5.38	5.13	6.85
Class C	–0.47	5.12	4.87	4.88
Class Z	1.25	5.90	N/A	5.28
Lehman Brothers Municipal Bond Index[3]	2.67	6.58	6.33	***
Lipper NY Muni Debt Funds Avg.[4]	2.07	5.83	5.49	****

Distributions and Yields[1] as of 2/28/05
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield[5] at Tax Rates of
			33%	35%
Class A	$0.31	2.41%	3.90%	4.02%
Class B	$0.29	2.26	3.65	3.77
Class C	$0.28	2.01	3.25	3.35
Class Z	$0.32	2.76	4.46	4.60

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

2Inception dates: Class A, 1/22/90; Class B, 9/13/84; Class C, 8/1/94; and Class Z, 12/6/96.

3The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

4The Lipper NY Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper NY Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in New York.

5Taxable equivalent yields reflect federal and applicable state tax rates.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total returns as of 2/28/05 are 178.67% for Class A, 411.61% for Class B, 93.91% for Class C, and 61.52% for Class Z. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.95% for Class A, 8.22% for Class B, 6.34% for Class C, and 5.84% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/28/05 are 156.59% for Class A, 354.42% for Class B, 78.99% for Class C, and 50.86% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.33% for Class A, 7.59% for Class B, 5.52% for Class C, and 4.95% for Class Z.

Dryden Municipal Series Fund/New York Series	3

Your Series’ Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 2/28/05
New York St. Urban Dev. Corp. Rev., Correctional Cap. Facs., A.M.B.A.C., 1/01/08, Zero Coupon	4.0%
Triborough Bridge & Tunnel Auth. New York Rev., Ser. B, 11/15/19, 5.50%	3.2
New York St. Mun. Bond Bank Agcy. Spec. Sch. Purp. Rev. Ser. C, 12/01/13, 5.50%	3.1
Metro Trans. Auth., New York Svc. Contract, Ser. B, M.B.I.A., F.S.A., 7/01/23, 5.50%	3.1
New York City, Trans. Auth., 1/1/20, 5.75%	3.0

Issues are subject to change.

Credit Quality expressed as a percentage of net assets as of 2/28/05
Aaa	41.7%
Aa	16.9
A	38.7
Baa	0.6
NR	2.7
Total Investments	100.6
Liabilities in excess of other assets	–0.6
Net Assets	100.0

Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2004, at the beginning of the period, and held through the six-month period ended February 28, 2005.

The Series may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before

Dryden Municipal Series Fund/New York Series	5

Fees and Expenses (continued)

expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Municipal Series Fund/ New York Series		Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,015	0.95%	$4.75
	Hypothetical	$1,000	$1,020	0.95%	$4.76

Class B	Actual	$1,000	$1,013	1.20%	$5.99
	Hypothetical	$1,000	$1,019	1.20%	$6.01

Class C	Actual	$1,000	$1,012	1.45%	$7.23
	Hypothetical	$1,000	$1,018	1.45%	$7.26

Class Z	Actual	$1,000	$1,016	0.70%	$3.50
	Hypothetical	$1,000	$1,021	0.70%	$3.51

* Series expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2005, and divided by the 365 days in the Series’ fiscal year ending August 31, 2005 (to reflect the six-month period).

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Portfolio of Investments

as of February 28, 2005 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 97.5%

Municipal Bonds
Brookhaven Ind. Dev. Agcy. Civic Fac. Rev., Mem. Hosp. Med. Ctr., Inc., Ser. A	NR	8.125%	11/15/20	$500		$541,160
City of Buffalo, Sch., G.O., Ser. E, F.S.A.	Aaa	6.00	12/01/16	1,100	(c)(e)	1,256,915
Dutchess Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Bard Coll.	A3	5.75	8/01/30	3,500		3,766,665
Erie Cnty. Ind Dev. Agcy., Sch. Fac. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/24	3,000		3,334,800
Islip Res. Rec., Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,745		2,065,365
Metro. Trans. Auth. Facs. Rev., Commuter Facs., Ser. A, F.G.I.C.	Aaa	5.60	7/01/09	500	(c)	545,680
Commuter Facs., Ser. A, F.G.I.C.	Aaa	5.70	7/01/10	1,000	(c)	1,094,540
Trans. Facs. Rev., Ser. A, F.S.A.	Aaa	5.60	7/01/09	2,900	(c)	3,164,944
Metro. Trans. Auth., New York Svc. Contract, C.A.B.S., Ser. 7, M.B.I.A.,
E.T.M.	A2	Zero	7/01/08	4,500		4,081,860
Ser. A, M.B.I.A.	Aaa	5.50	7/01/20	3,000		3,342,210
Ser. B, M.B.I.A.	Aaa	5.50	7/01/23	5,000		5,570,350
Nassau Cnty. New York Interim Fin. Auth., Sales Tax Sec.,
Ser. A, A.M.B.A.C.	Aaa	5.00	11/15/11	2,400		2,636,664
Ser. A-1, A.M.B.A.C.	Aaa	5.375	11/15/16	710	(c)	797,578
Ser. A-1, A.M.B.A.C.	Aaa	5.375	11/15/16	290		323,553
New York City Mun. Fin. Auth., Wtr. & Swr. Sys. Rev., Ser. B	Aa2	6.00	6/15/33	985	(c)	1,130,780
New York City Mun. Wtr. Auth. Rev., Ser. F	Aa2	5.00	6/15/29	1,500		1,542,285
New York City Trans. Auth., Triborough Bridge & Tunnel Auth., A.M.B.A.C.	Aaa	5.75	1/01/20	4,760	(c)	5,386,797

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	7

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

New York City Trans. Fin. Auth. Rev., Future Tax Sec.,
Ser. A	Aa2	5.50%	11/01/26	$2,650		$2,939,618
Ser. B	Aa2	5.50	2/01/17	1,920		2,136,557
Ser. B	Aa2	5.25	8/01/20	4,000		4,340,240
Ser. B	Aa2	5.25	2/01/29	2,500		2,714,100
Ser. B	Aa2	6.00	11/15/29	1,000	(c)	1,149,230
New York City, G.O.,
Ser. A	A2	6.00	5/15/30	820	(c)	942,369
Ser. A	A2	6.00	5/15/30	180		201,033
Ser. G	A2	5.875	10/15/14	2,500	(c)	2,729,950
Ser. I	Aaa	6.10	4/15/10	1,320	(c)	1,429,230
Ser. I	A2	6.10	4/15/10	680		729,048
Ser. I	Aaa	6.25	4/15/27	4,795	(c)	5,204,541
Ser. I	A2	6.25	4/15/27	1,205		1,291,579
Ser. J, F.S.A.	Aaa	5.00	3/01/18	2,500		2,698,100
New York St. Dorm. Auth. Lease Rev., Ser. B	AA-(d)	5.25	7/01/29	3,000		3,297,090
New York St. Dorm. Auth. Rev.,
City Univ. Sys. Cons., F.S.A.	Aaa	5.50	7/01/29	2,500	(c)	2,784,250
City Univ. Sys. Cons., Ser. B	A2	6.00	7/01/14	3,000		3,422,070
City Univ. Sys. Cons., Ser. D, E.T.M.	A2	7.00	7/01/09	1,400		1,520,694
Mental Hlth. Svcs. Facs. Impvt., Ser. B	A2	6.50	8/15/11	3,000		3,489,810
Ref. Sec’d. Hosp. Catskill Reg., F.G.I.C.	Aaa	5.25	2/15/17	1,000		1,102,740
Ser. B	A2	5.25	5/15/12	3,000		3,300,870
St. Personal Income-Tax Ed., Ser. A	A1	5.375	3/15/22	2,000		2,263,080
New York St. Engy. Res. & Dev. Auth. Rev., Brooklyn Union Gas Co., Ser. B, M.B.I.A., A.M.T.	Aaa	6.75	2/01/24	1,825	(e)	1,849,784
New York St. Environ. Facs. Corp.,
Poll. Ctrl. Rev., Ser. E	Aaa	6.50	6/15/14	35		35,134
Wtr. Proj., Ser. K	Aaa	5.25	6/15/22	3,000		3,287,220
New York St. Environ. Facs., Wtr. Proj. Rev	Aaa	5.00	6/15/34	2,000		2,081,340

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

New York St. Hsg. Fin. Agcy. Rev.,
Multi-Fam. Hsg., Sec. Mtge., Ser. A, A.M.T.	Aa1	7.05	8/15/24	$1,000		$1,001,640
St. Univ. Constr., Ser. A, E.T.M.	A2	8.00	5/01/11	3,600		4,319,460
New York St. Local Gov’t. Assist. Corp.,
C.A.B.S., Ser. C	A1	Zero	4/01/14	5,882		4,129,105
Ser. E	A1	6.00	4/01/14	3,000		3,503,250
New York St. Mtge. Agcy. Rev., Homeowner Mtge., Ser. 70	Aa1	5.375	10/01/17	1,500		1,568,190
New York St. Mun. Bond Bank Agcy. Spec. Sch. Purp. Rev.
Ser. C	A+(d)	5.50	12/01/13	5,070		5,678,755
New York St. Pwr. Auth.,
Ser. A	Aa2	5.25	11/15/16	3,000		3,322,140
Ser. A	Aa2	5.00	11/15/19	2,500		2,694,875
New York St. Thrwy. Auth., Hwy. & Bridge Trust Fund, Ser. A, F.S.A.	Aaa	6.00	4/01/16	2,200	(c)	2,523,840
St. Pers. Income Tax Rev., Trans., Ser. A	A1	5.50	3/15/20	1,000		1,110,090
Svc. Contract Rev., Local Hwy. & Bridge	A2	5.50	4/01/15	3,000		3,298,680
New York St. Urban Dev. Corp.
Corr. & Youth Facs. Svcs., Ser. A	A2	5.00	1/01/09	2,000		2,138,040
Rev., Correctional Cap. Facs., A.M.B.A.C.	Aaa	Zero	1/01/08	8,000		7,365,360
Port Auth. New York & New Jersey	A1	5.00	3/15/39	3,000		3,105,330
Puerto Rico Comnwlth. Hwy. & Transit Rev., F.G.I.C.	Aaa	5.00	7/01/26	4,000		4,244,960
Puerto Rico Comnwlth.,
Pub. Impvt. Rfdg., M.B.I.A.	Aaa	7.00	7/01/10	1,250		1,485,512
Rites P.A. 625, A.M.B.A.C., T.C.R.S. (cost $3,800,170; purchased 3/1/00)	NR	12.38(g)	7/01/10	3,250	(f)	4,474,665
Puerto Rico Pub. Bldg. Auth.
Rev., Ser. J, A.M.B.A.C.	Aaa	5.00	7/01/36	2,000		2,180,480
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp., Ser. E	Aaa	5.70	8/01/25	2,000	(c)	2,232,480

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	9

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Tobacco Settlement Fin. Corp.,
Ser. A-1	A2	5.50%	6/01/14	$4,000	$4,358,320
Ser. C-1	A2	5.50	6/01/14	1,000	1,089,580
Ser. C-1	A2	5.50	6/01/15	2,000	2,191,480
Triborough Bridge & Tunnel Auth. New York Rev., Ser. B	Aa3	5.00	11/15/32	3,000	3,084,840
Ser. B, M.B.I.A.	Aaa	5.50	11/15/19	5,000	5,827,750
United Nations Dev. Corp. NY Rev., Ser. A	A3	5.25	7/01/13	2,320	2,433,286
Virgin Islands Pub. Fin. Auth. Rev., Ser. A	BBB(d)	6.50	10/01/24	1,000	1,147,280

Total long-term investments (cost $166,410,183)					178,031,211

SHORT-TERM INVESTMENTS 3.1%
Mun. Secs. Trust Cert., Ser. 2000-89, Class A, Ctf. 144A, F.R.D.D	VMIG1	1.87	3/01/05	340	340,000
New York City, G.O., A-5, F.R.D.D.	VMIG1	1.80	3/01/05	1,065	1,065,000
New York City Mun. Fin. Auth., Wtr. & Swr. Sys. Rev., Ser. C, F.G.I.C., F.R.D.D.	VMIG1	1.80	3/01/05	250	250,000
New York City Trans. Fin. Auth. Rev., Future Tax Sec’d., Ser. C, F.R.D.D.	VMIG1	1.82	3/01/05	500	500,000
C-5, F.R.D.D.	VMIG1	1.82	3/01/05	1,400	1,400,000
New York St. Job Dev. Auth., St. Gtd., Spec. Purp., Ser. A-1 thru A-25, F.R.D.D.	VMIG1	1.79	3/01/05	700	700,000
New York St. Local Govt.
Assist. Corp., M.S.T.R., Ser. SGA 59, A.M.B.A.C., F.R.D.D.	A-1+(d)	1.83%	3/01/05	1,350	1,350,000

Total short-term investments (cost $5,605,000)					5,605,000

Total Investments 100.6% (cost $172,015,183; Note 5)					183,636,211
Liabilities in excess of other assets(h) (0.6%)					(1,028,388)

Net Assets 100%					$182,607,823

See Notes to Financial Statements.

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(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (Daily) Demand Note(b).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

M.S.T.R.—Municipal Securities Trust Receipts.

NR—Not Rated by Moody’s or Standard & Poor’s.

T.C.R.S.—Transferable Custodial Receipts.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d)	Standard & Poor’s Rating.
(e)	Partial principal amount pledged as collateral for financial futures contracts.
(f)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $3,800,170. The aggregate value, $4,474,665 represents 2.45% of net assets.
(g)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 28, 2005.
(h)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures and interest rate swaps as follows:

Open futures contracts outstanding at February 28, 2005:

Number of Contracts	Type	Expiration Date	Value at February 28, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
77	U.S. Treasury Bonds	Mar 2005	$8,708,219	$8,931,811	$(223,592)

	Short Positions:
46	U.S. Treasury 10 yr. Note	Mar 2005	$5,100,250	$5,155,116	$54,866
103	U.S. Treasury 5 yr. Note	Mar 2005	11,136,875	11,283,392	146,517
3	U.S. Treasury 2 yr. Note	Mar 2005	624,609	627,184	2,575

					203,958

					$(19,634)

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	11

Interest rate swap agreement outstanding at February 28, 2005:

During the six months ended February 28, 2005, the Series entered into interest rate swap agreement. Details of the swap agreement outstanding as of February 28, 2005 are as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation
Morgan Stanley Capital Services, Inc.(a)	3/17/21	$1,000,000	3.865%	BMA Municipal Swap Index	$25,465

(a)	Portfolio pays the floating rate and receives the fixed rate.

The Industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2005 was as follows:

Lease-Backed Certificate of Participation	30.8%
Special Tax/Assessment District	16.7
General Obligation	13.7
Transportation	13.5
Education	9.3
Tobacco	4.2
Power	3.3
Water & Sewer	2.7
Pooled Financing	1.8
Housing	1.6
Solid Waste/Resource Recovery	1.1
Corporate-Backed IDB & PCR	1.0
Healthcare	0.9

Total Investments	100.6
Liabilities in excess of other assets	(0.6)

Net Assets	100.0

Portfolio composition is subject to change

See Notes to Financial Statements.

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Financial Statements

FEBRUARY 28, 2005	SEMIANNUAL REPORT

Dryden Municipal Series Fund

New York Series

Statement of Assets and Liabilities

as of February 28, 2005 (Unaudited)

Assets
Investments, at value (cost $172,015,183)	$183,636,211
Cash	2,477
Interest receivable	2,024,463
Receivable for investments sold	1,000,000
Unrealized appreciation on interest rate swap agreements	25,465
Prepaid expenses	6,490
Receivable for Series shares sold	1,957

Total assets	186,697,063

Liabilities
Payable for investments purchased	3,736,625
Payable for Series shares reacquired	126,763
Accrued expenses	80,031
Management fee payable	70,818
Distribution fee payable	39,590
Dividends payable	20,246
Deferred trustees' fees	11,370
Due to broker-variation margin	3,797

Total liabilities	4,089,240

Net Assets	$182,607,823

Net assets were comprised of:
Shares of beneficial interest, at par	$156,999
Paid-in capital in excess of par	170,320,216

170,477,215
Overdistributed net investment income	(63,148)
Accumulated net realized gain on investments	566,897
Net unrealized appreciation on investments	11,626,859

Net assets, February 28, 2005	$182,607,823

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($155,831,203 ÷ 13,399,136 shares of beneficial interest issued and outstanding)	$11.63
Maximum sales charge (4% of offering price)	0.48

Maximum offering price to public	$12.11

Class B
Net asset value, offering price and redemption price per share ($20,566,829 ÷ 1,767,380 shares of beneficial interest issued and outstanding)	$11.64

Class C
Net asset value, offering price and redemption price per share ($2,438,364 ÷ 209,562 shares of beneficial interest issued and outstanding)	$11.64

Class Z
Net asset value, offering price and redemption price per share ($3,771,427 ÷ 323,861 shares of beneficial interest issued and outstanding)	$11.65

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	15

Statement of Operations

Six Months Ended February 28, 2005 (Unaudited)

Net Investment Income
Income
Interest	$4,398,714

Expenses
Management fee	465,380
Distribution fee—Class A	198,320
Distribution fee—Class B	52,793
Distribution fee—Class C	9,794
Custodian’s fees and expenses	51,000
Transfer agent’s fees and expenses	42,000
Reports to shareholders	23,000
Legal fees and expenses	22,000
Registration fees	21,000
Audit fee	12,000
Trustees’ fees	8,000
Miscellaneous	6,785

Total expenses	912,072

Net investment income	3,486,642

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	388,260
Financial futures transactions	88,594

476,854

Net change in unrealized appreciation (depreciation) on:
Investments transactions	(1,256,411)
Financial futures contracts	(19,634)
Interest rate swap agreements	25,465

(1,250,580)

Net loss on investments	(773,726)

Net Increase In Net Assets Resulting From Operations	$2,712,916

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2005	Year Ended August 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$3,486,642	$7,265,118
Net realized gain on investments	476,854	2,029,943
Net change in unrealized appreciation (depreciation) on investments	(1,250,580)	1,530,456

Net increase in net assets resulting from operations	2,712,916	10,825,517

Dividends and distributions (Note 1):
Dividends from net investment income
Class A	(2,989,902)	(6,149,998)
Class B	(371,446)	(870,154)
Class C	(42,594)	(101,522)
Class Z	(75,752)	(124,514)

	(3,479,694)	(7,246,188)

Distributions from net realized gains
Class A	(1,179,859)	(5,006,915)
Class B	(158,499)	(788,776)
Class C	(20,140)	(95,966)
Class Z	(27,875)	(76,835)

	(1,386,373)	(5,968,492)

Series share transactions (net of share conversions) (Note 6):
Net proceeds from shares sold	1,669,272	9,502,271
Net asset value of shares issued in reinvestment of dividends and distributions	3,038,627	8,240,767
Cost of shares reacquired	(11,073,234)	(31,140,493)

Net decrease in net assets from Series share transactions	(6,365,335)	(13,397,455)

Total decrease	(8,518,486)	(15,786,618)

Net Assets
Beginning of period	191,126,309	206,912,927

End of period	$182,607,823	$191,126,309

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	17

Notes to Financial Statements

(Unaudited)

Dryden Municipal Series Fund (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of six series. These financial statements relate only to New York Series (the “Series”). The financial statements of the other series are not presented herein. The assets of each series are invested in separate, independently managed portfolios. The Series commenced investment operations in September 1984. The Series is diversified and its investment objective is to maximize current income that is exempt from New York State, New York City and federal income taxes consistent with the preservation of capital, and in conjunction therewith, the Series may invest in debt securities with the potential for capital gain. The Series seeks to achieve the objective by investing primarily in New York State, municipal and local government obligations and obligations of other qualifying issuers. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

Securities Valuations: The Series values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market marker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and

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options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the subadviser, does not represent fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions

Dryden Municipal Series Fund/New York Series	19

Notes to Financial Statements

Cont’d

involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities, which the Series currently owns or intends to purchase. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Series, as writer of an option, has no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Swaps: The Series may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Series enters into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Series with another party of their respective commitments to pay or receive interest and may involve payment/receipt of a premium at the time of initiation of the swap agreement. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between

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the Series’ cost basis in the swap and the proceeds of the closing transaction, including any fees.

The Series is exposed to credit risk in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

Written options, financial futures contracts and interest rate swap contracts may involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Inverse Floaters: The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Restricted Securities: The Series may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Series at February 28, 2005 include registration rights under which the Series may demand registration by the issuers. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on security transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premium and accretes discount on debt securities as adjustments to interest income. Expenses are recorded on the accrual basis.

Net investment income (loss) (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dryden Municipal Series Fund/New York Series	21

Notes to Financial Statements

Cont’d

Federal Income Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares dividends from net investment income daily and pays such dividends monthly. Distributions of net capital gains, if any, are made annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested assets earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

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The management fee paid PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series up to $1 billion and .45% of the average daily net assets over $1 billion.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to a plan of distribution, (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and up to 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% for the Class A and Class C shares, respectively.

PIMS has advised the Series that it received approximately $7,800 in front-end sales charges resulting from sales of Class A for the six months ended February 28, 2005. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended February 28, 2005, it received approximately $15,100 and $200 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Companies”), is party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provided for a commitment of $800 million, through October 28, 2004, and allowed the Companies to increase the commitment to $1 billion, if necessary. Effective October 29, 2004, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement continues to be $500 million. The Funds pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement is October 28, 2005. The Series did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2005.

Dryden Municipal Series Fund/New York Series	23

Notes to Financial Statements

Cont’d

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended February 28, 2005, the Series incurred fees of approximately $29,000 for the services of PMFS. As of February 28, 2005, approximately $4,700 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $7,100 in total networking fees, of which the amounts relating to the services of First Clearing Corporation (“First Clearing”) an affiliate of PI, was approximately $6,500 for the year ended February 28, 2005. As of February 28, 2005, approximately $1,000 of such fees were due to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and written options, for the six months ended February 28, 2005, were $3,828,765 and $6,727,395 respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of February 28, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$171,894,212	$11,840,078	$98,079	$11,741,999

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of premium amortization for book and tax purposes.

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Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Series has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 28, 2005:
Shares sold	80,189	$944,697
Shares issued in reinvestment of dividends and distributions	220,294	2,578,805
Shares reacquired	(795,598)	(9,325,654)

Net increase (decrease) in shares outstanding before conversion	(495,115)	(5,802,152)
Shares issued upon conversion from Class B	116,680	1,368,682

Net increase (decrease) in shares outstanding	(378,435)	$(4,433,470)

Year ended August 31, 2004:
Shares sold	482,587	$5,696,410
Shares issued in reinvestment of dividends and distributions	591,864	6,988,588
Shares reacquired	(2,076,800)	(24,473,639)

Net increase (decrease) in shares outstanding before conversion	(1,002,349)	(11,788,641)
Shares issued upon conversion from Class B	362,003	4,304,980

Net increase (decrease) in shares outstanding	(640,346)	$(7,483,661)

Dryden Municipal Series Fund/New York Series	25

Notes to Financial Statements

Cont’d

Class B	Shares	Amount
Six months ended February 28, 2005:
Shares sold	46,384	$544,506
Shares issued in reinvestment of dividends and distributions	27,598	323,329
Shares reacquired	(98,656)	(1,158,511)

Net increase (decrease) in shares outstanding before conversion	(24,674)	(290,676)
Shares reacquired upon conversion into Class A	(116,581)	(1,368,682)

Net increase (decrease) in shares outstanding	(141,255)	$(1,659,358)

Year ended August 31, 2004:
Shares sold	115,636	$1,371,214
Shares issued in reinvestment of dividends and distributions	83,721	989,793
Shares reacquired	(402,825)	(4,761,234)

Net increase (decrease) in shares outstanding before conversion	(203,468)	(2,400,227)
Shares reacquired upon conversion into Class A	(361,699)	(4,304,980)

Net increase (decrease) in shares outstanding	(565,167)	$(6,705,207)

Class C
Six months ended February 28, 2005:
Shares sold	5,311	$62,419
Shares issued in reinvestment of dividends and distributions	4,092	47,937
Shares reacquired	(36,230)	(425,593)

Net increase (decrease) in shares outstanding	(26,827)	$(315,237)

Year ended August 31, 2004:
Shares sold	19,076	$226,309
Shares issued in reinvestment of dividends and distributions	12,391	146,471
Shares reacquired	(71,318)	(828,686)

Net increase (decrease) in shares outstanding	(39,851)	$(455,906)

Class Z
Six months ended February 28, 2005:
Shares sold	10,048	$117,650
Shares issued in reinvestment of dividends and distributions	7,558	88,556
Shares reacquired	(13,965)	(163,476)

Net increase (decrease) in shares outstanding	3,641	$42,730

Year ended August 31, 2004:
Shares sold	185,010	$2,208,338
Shares issued in reinvestment of dividends and distributions	9,799	115,915
Shares reacquired	(92,335)	(1,076,934)

Net increase (decrease) in shares outstanding	102,474	$1,247,319

26	Visit our website at www.jennisondryden.com

Financial Highlights

FEBRUARY 28, 2005	SEMIANNUAL REPORT

Dryden Municipal Series Fund

New York Series

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 28, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.77

Income from investment operations
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	(.05)

Total from investment operations	.17

Less Dividends and Distributions
Dividends from net investment income	(.22)
Distributions from net realized gains	(.09)

Total dividends and distributions	(.31)

Net asset value, end of period	$11.63

Total Return(a):	1.47%
Ratios/Supplemental Data:
Net assets, end of period (000)	$155,831
Average net assets (000)	$159,971
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.95	%(d)
Expenses, excluding distribution and service (12b-1) fees	.70	%(d)
Net investment income	3.78	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	2	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.38% to 4.39%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)	The distributor of the Series has contractually agreed to limit its distribution and Service (12b-1) fees to .25 of 1% of the average daily net assets of Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class A
Year Ended August 31,
2004	2003	2002(b)	2001	2000

$11.90	$12.22	$12.24	$11.60	$11.50

.43	.48	.53	.56	.58
.22	(.21)	.03	.64	.10

.65	.27	.56	1.20	.68

(.43)	(.47)	(.53)	(.56)	(.58)
(.35)	(.12)	(.05)	—	—

(.78)	(.59)	(.58)	(.56)	(.58)

$11.77	$11.90	$12.22	$12.24	$11.60

5.61%	2.31%	4.76%	10.65%	6.17%

$162,094	$171,573	$182,062	$191,678	$182,602
$167,679	$179,559	$182,312	$189,204	$178,303

.93%	.91%	.91%	.89%	.90%
.68%	.66%	.66%	.64%	.65%
3.68%	3.94%	4.39%	4.77%	5.10%

45%	39%	23%	27%	32%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	29

Financial Highlights (Unaudited)

Cont’d

	Class B
	Six Months Ended February 28, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.78

Income from investment operations
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	(.05)

Total from investment operations	.15

Less Dividends and Distributions
Dividends from net investment income	(.20)
Distributions from net realized gains	(.09)

Total dividends and distributions	(.29)

Net asset value, end of period	$11.64

Total Return(a):	1.34%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,567
Average net assets (000)	$21,292
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.20	%(c)
Expenses, excluding distribution and service (12b-1) fees	.70	%(c)
Net investment income	3.53	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.13% to 4.15%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class B
Year Ended August 31,
2004	2003	2002(b)	2001	2000

$11.91	$12.23	$12.24	$11.61	$11.50

.40	.45	.50	.53	.55
.22	(.21)	.04	.63	.11

.62	.24	.54	1.16	.66

(.40)	(.44)	(.50)	(.53)	(.55)
(.35)	(.12)	(.05)	—	—

(.75)	(.56)	(.55)	(.53)	(.55)

11.78	$11.91	$12.23	$12.24	$11.61

5.35%	2.05%	4.59%	10.28%	5.99%

$22,475	$29,456	$35,863	$38,829	$51,051
$25,463	$33,825	$35,927	$42,212	$59,879

1.18%	1.16%	1.16%	1.14%	1.15%
.68%	.66%	.66%	.64%	.65%
3.43%	3.69%	4.15%	4.53%	4.85%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	31

Financial Highlights (Unaudited)

Cont’d

	Class C
	Six Months Ended February 28, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.78

Income from investment operations
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	(.05)

Total from investment operations	.14

Less Dividends and Distributions
Dividends from net investment income	(.19)
Distributions from net realized gains	(.09)

Total dividends and distributions	(.28)

Net asset value, end of period	$11.64

Total Return(a):	1.21%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,438
Average net assets (000)	$2,633
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.45	%(d)
Expenses, excluding distribution and service (12b-1) fees	.70	%(d)
Net investment income	3.27	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratios of the net investment income from 3.88% to 3.89%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)	The distributor of the Series has contractually agreed to limit its distribution and Service (12b-1) fees to .75 of 1% of the average daily net assets of Class C shares.
(d)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class C
Year Ended August 31,
2004	2003	2002(b)	2001	2000

$11.91	$12.23	$12.24	$11.61	$11.50

.37	.42	.47	.50	.52
.22	(.21)	.04	.63	.11

.59	.21	.51	1.13	.63

(.37)	(.41)	(.47)	(.50)	(.52)
(.35)	(.12)	(.05)	—	—

(.72)	(.53)	(.52)	(.50)	(.52)

$11.78	$11.91	$12.23	$12.24	$11.61

5.09%	1.80%	4.34%	10.01%	5.73%

$2,784	$3,289	$3,455	$2,766	$1,884
$3,207	$3,503	$2,992	$2,171	$1,812

1.43%	1.41%	1.41%	1.39%	1.40%
.68%	.66%	.66%	.64%	.65%
3.17%	3.45%	3.89%	4.26%	4.60%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	33

Financial Highlights (Unaudited)

Cont’d

	Class Z
	Six Months Ended February 28, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.79

Income from investment operations
Net investment income	.23
Net realized and unrealized gain (loss) on investments transactions	(.05)

Total from investment operations	.18

Less Dividends and Distributions
Dividends from net investment income	(.23)
Distributions from net realized gains	(.09)

Total dividends and distributions	(.32)

Net asset value, end of period	$11.65

Total Return(a):	1.60%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,771
Average net assets (000)	$3,799
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.70	%(c)
Expenses, excluding distribution and service (12b-1) fees	.70	%(c)
Net investment income	4.03	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005. There was no effect of this change to the ratio of net investment income. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class Z
Year Ended August 31,
2004	2003	2002(b)	2001	2000

$11.92	$12.24	$12.25	$11.62	$11.51

.47	.52	.56	.59	.61
.21	(.21)	.04	.63	.11

.68	.31	.60	1.22	.72

(.46)	(.51)	(.56)	(.59)	(.61)
(.35)	(.12)	(.05)	—	—

(.81)	(.63)	(.61)	(.59)	(.61)

$11.79	$11.92	$12.24	$12.25	$11.62

5.87%	2.56%	5.10%	10.82%	6.53%

$3,774	$2,595	$2,984	$1,775	$400
$3,177	$2,828	$2,385	$1,008	$330

.68%	.66%	.66%	.64%	.65%
.68%	.66%	.66%	.64%	.65%
3.93%	4.19%	4.62%	4.98%	5.35%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Series’ investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Series’ website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •
Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan,
Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Municipal Series Fund/New York Series
Share Class	A	B	C	Z
NASDAQ	PMNYX	PBNYX	PCNYX	PNYZX
CUSIP	262468812	262468796	262468788	262468770

An investor should consider the investment objectives, risks, and charges and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of February 28, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Series can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Municipal Series Fund/New York Series, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Dryden Municipal Series Fund/New York Series, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Municipal Series Fund/New York Series
Share Class	A	B	C	Z
NASDAQ	PMNYX	PBNYX	PCNYX	PNYZX
CUSIP	262468812	262468796	262468788	262468770

MF122E2    IFS-A103212    Ed. 04/2005

Dryden Municipal Series Fund/

New Jersey Series

FEBRUARY 28, 2005	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

Maximize current income that is exempt from New Jersey state income tax and federal income tax, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

April 15, 2005

We hope that you find the semiannual report for the New Jersey Series informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Municipal Series Fund/New Jersey Series

Dryden Municipal Series Fund/New Jersey Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden Municipal Series Fund/New Jersey Series (the Series) is to maximize current income that is exempt from New Jersey state income tax and federal income tax, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares).

Cumulative Total Returns[1] as of 2/28/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	1.94%	1.51%	36.36%	72.39% (71.60)	154.46% (147.25)
Class B	1.81	1.26	34.55	67.19 (66.43)	185.45 (166.14)
Class C	1.68	1.00	32.89	63.10 (62.35)	67.39 (66.48)
Class Z	2.07	1.78	37.98	N/A	55.93 (55.79)
Lehman Brothers Municipal Bond Index[3]	2.40	2.96	41.42	87.96	***
Lipper New Jersey (NJ) Muni Debt Funds Avg.[4]	2.77	2.50	35.86	70.71	****

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		–2.76%	4.92%	4.99% (4.95)	5.99% (5.78)
Class B		–3.79	5.38	5.11 (5.07)	6.28 (5.83)
Class C		–0.18	5.28	4.85 (4.81)	4.86 (4.80)
Class Z		1.56	6.06	N/A	5.36 (5.35)
Lehman Brothers Municipal Bond Index[3]		2.67	6.58	6.33	***
Lipper New Jersey (NJ) Muni Debt Funds Avg.[4]		2.44	5.73	5.33	****

Distributions and Yields[1] as of 2/28/05
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield[5] at Tax Rates of
			33%	35%
Class A	$0.30	2.66%	4.24%	4.37%
Class B	$0.29	2.52	4.02	4.14
Class C	$0.28	2.27	3.62	3.73
Class Z	$0.32	3.02	4.81	4.96

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.3%, 0.5%, and 1.0% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. Without waiver of fees and/or expense subsidization, the Fund’s returns would have been lower, as indicated in parentheses.

2Inception dates: Class A, 1/22/90; Class B, 3/4/88; Class C, 8/1/94; and Class Z, 12/6/96.

3The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

4The Lipper NJ Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper NJ Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in New Jersey.

5Taxable equivalent yields reflect federal and applicable state tax rates.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total returns as of 2/28/05 are 178.67% for Class A, 223.44% for Class B, 93.91% for Class C, and 61.52% for Class Z. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.95% for Class A, 7.07% for Class B, 6.34% for Class C, and 5.84% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/28/05 are 158.36% for Class A, 202.03% for Class B, 76.50% for Class C, and 48.86% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.41% for Class A, 6.63% for Class B, 5.40% for Class C, and 4.80% for Class Z.

Dryden Municipal Series Fund/New Jersey Series	3

Your Series’ Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 2/28/05
New Jersey Econ. Dev. Auth., Econ. Dev. Rev., 4/01/31, 6.375%	4.7%
Delaware River Port Auth., 1/01/26, 5.625%	3.6
New Jersey Econ. Dev. Auth., Wtr. Facs. Rev., 11/01/29, 5.95%	3.6
New Jersey Econ. Dev. Auth. Rev., 6/15/18, 5.25%	3.3
Port Auth. of New York & New Jersey, 3/15/39, 5.00%	3.0

Issues are subject to change.

Credit Quality expressed as a percentage of net assets as of 2/28/05
Aaa	55.5%
Aa	2.8
A	19.5
Baa	9.8
Caa	0.3
Not Rated	11.0
Total Investments	98.9
Other assets in excess of liabilities	1.1
Net Assets	100.0

Source: Moody’s rating, defaulting to S&P when not rated by Moody’s. Credit quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2004, at the beginning of the period, and held through the six-month period ended February 28, 2005.

The Series may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before

Dryden Municipal Series Fund/New Jersey Series	5

Fees and Expenses (continued)

expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Municipal Series Fund/ New Jersey Series		Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,019	0.98%	$4.91
	Hypothetical	$1,000	$1,020	0.98%	$4.91

Class B	Actual	$1,000	$1,018	1.23%	$6.15
	Hypothetical	$1,000	$1,019	1.23%	$6.16

Class C	Actual	$1,000	$1,017	1.48%	$7.40
	Hypothetical	$1,000	$1,017	1.48%	$7.40

Class Z	Actual	$1,000	$1,021	0.73%	$3.66
	Hypothetical	$1,000	$1,021	0.73%	$3.66

* Series expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2005, and divided by the 365 days in the Series’ fiscal year ending August 31, 2005 (to reflect the six-month period).

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Portfolio of Investments

as of February 28, 2005 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 98.2%

Municipal Bonds
Cape May Cnty. Ind. Poll.
Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, M.B.I.A.	Aaa	6.80%	3/01/21	$2,615		$3,410,954
Casino Reinvestment Dev. Auth.
New Jersey Hotel Room Fee Rev., A.M.B.A.C.	Aaa	5.00	1/01/25	500		528,375
Clearview Reg. High Sch. Dist., F.G.I.C.	Aaa	5.375	8/01/15	1,205		1,351,889
Delaware River Port Auth., Penn. & NJ Port Dist. Proj., Ser. B, F.S.A.	Aaa	5.625	1/01/26	5,000		5,443,600
Essex Cnty. Impvt. Auth. Proj. Rev., F.S.A.	Aaa	5.125	12/15/18	3,000		3,265,170
Essex Cnty. Impvt. Auth., Lease-Cogen Facs. Proj. Rev., F.G.I.C.	Aaa	5.25	1/01/19	1,110		1,209,600
Gloucester Cnty. Impvt. Auth.,
Solid Wste. Recov. Rev. Wste. Mgmt. Proj., Ser. A	BBB(d)	6.85	12/01/29	3,000		3,367,170
Jackson Twnshp. Sch. Dist.,
G.O., F.G.I.C.	Aaa	6.60	6/01/05	940		950,829
G.O., F.G.I.C.	Aaa	6.60	6/01/10	1,600		1,871,216
G.O., F.G.I.C.	Aaa	6.60	6/01/11	1,600		1,901,024
Middle Twnshp. Sch. Dist., F.G.I.C.	Aaa	7.00	7/15/05	1,200	(f)	1,221,804
Middlesex Cnty. Impvt. Auth.
Rev., Rfdg., Cnty. Gtd., Golf Course Projs.	Aa1	5.25	6/01/18	1,080		1,187,039
New Jersey Bldg. Auth. St.
Rev., Rfdg., Ser. B, A.M.B.A.C.	Aaa	5.25	12/15/09	4,000		4,390,520
New Jersey Econ. Dev. Auth.
Rev., Sch. Facs. Constrs., Ser. A, A.M.B.A.C.	Aaa	5.125	6/15/14	3,000	(e)	3,314,070

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	7

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Sch. Facs. Constrs., Ser. A, A.M.B.A.C.	Aaa	5.25%	6/15/18	$4,500	(e)	$5,002,875
New Jersey Econ. Dev. Auth.
Spec. Facs. Rev., Continental Airlines, Inc. Proj., A.M.T.	Caa2	6.25	9/15/29	500		396,730
New Jersey Econ. Dev. Auth., Masonic Charity Fdn. Proj.	A+(d)	5.875	6/01/18	250		277,842
Masonic Charity Fdn. Proj.	A+(d)	6.00	6/01/25	1,150		1,283,906
New Jersey Econ. Dev. Auth.,
Econ. Dev. Rev., Kapkowski Rd. Landfill, Ser. A	Aaa	6.375	4/01/31	5,800	(e)	7,047,116
Kapkowski Rd. Landfill, Ser. A, C.A.B.S., E.T.M.	Baa3	Zero	4/01/08	1,020	(e)	931,994
New Jersey Econ. Dev. Auth.,
Natural Gas Facs. Rev., NUI Corp. Proj., Ser. A, M.B.I.A., A.M.T.	Aaa	5.70	6/01/32	1,500		1,572,780
New Jersey Econ. Dev. Auth., Rev.,
Cigarette Tax	Baa2	5.625	6/15/19	500		531,780
Cigarette Tax	Baa2	5.75	6/15/34	1,000		1,059,720
First Mtge.—Franciscan Oaks	NR	5.70	10/01/17	2,040		2,008,054
First Mtge.—Keswick Pines	NR	5.75	1/01/24	1,750		1,766,012
First Mtge.—The Evergreens	NR	5.875	10/01/12	1,200		1,200,768
First Mtge.—The Evergreens	NR	6.00	10/01/22	1,400		1,432,858
Trans. Proj. Sublease, Ser. A, F.S.A.	Aaa	6.00	5/01/16	1,350	(e)	1,512,824
New Jersey Econ. Dev. Auth., Wtr. Facs. Rev., R.I.T.E.S., PA-98, F.G.I.C., A.M.T.	NR	5.95(c)	11/01/29	5,000	(g)	5,382,200
New Jersey Hlth. Care Facs. Fin. Auth. Rev., Atlantic City Med. Ctr.	A2	6.25	7/01/17	1,750		2,003,032
South Jersey Hosp.	Baa1	6.00	7/01/26	1,000		1,071,210
South Jersey Hosp.	Baa1	6.00	7/01/32	1,000		1,064,220

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

St. Joseph’s Hosp. & Med. Ctr., Ser. A, CONNIE LEE, A.M.B.A.C.	AAA(d)	5.70%	7/01/11	$2,375		$2,509,164
St. Peters Univ. Hosp., Ser. A	Baa1	6.875	7/01/30	1,750		1,940,890
New Jersey St. Cert. Part., Equipment Lease Purchase, Ser. A, C.O.P.	A1	5.00	6/15/09	3,000		3,203,490
New Jersey St. Ed. Facs. Auth. Rev., Coll. of New Jersey, Ser. C, F.G.I.C.	Aaa	5.375	7/01/17	1,000		1,106,440
Felician College of Lodi, Ser. D	NR	7.375	11/01/22	1,155		1,164,321
Princeton Theological, Ser. B	Aaa	5.90	7/01/26	2,500	(e)	2,635,900
William Patterson Univ., Ser. A, F.G.I.C.	Aaa	5.00	7/01/28	3,445		3,617,904
New Jersey St. Hwy. Auth., Garden St. Pkwy., Gen. Rev.	A1	5.75	1/01/14	2,500	(e)	2,829,200
Gen. Rev.	A1	5.625	1/01/30	1,650	(e)	1,858,048
Gen. Rev., E.T.M.	A1	6.20	1/01/10	3,035	(e)	3,389,731
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser B, A.M.B.A.C.	Aaa	Zero	1/01/35	1,500		933,735
Ser. A, M.B.I.A.	A3	5.75	1/01/10	3,535	(e)	3,969,911
Ser. C, M.B.I.A., E.T.M.	Aaa	6.50	1/01/09	1,000	(e)	1,131,880
Unrfdg., Ser. A, M.B.I.A.	A3	5.75	1/01/18	1,465		1,617,419
New Jersey St. Trans. Corp. Ctfs., Federal Trans. Admin. Grants, Ser. B, C.O.P., A.M.B.A.C.	Aaa	6.00	9/15/10	2,000	(e)	2,290,740
New Jersey St. Trans. Trust Fund Auth. Rev., R.I.T.E.S., PA-646, M.B.I.A.	NR	6.50(c)	12/15/08	2,475	(g)	3,775,118
Trans. Sys., Ser. B, M.B.I.A.	Aaa	6.50	6/15/10	1,540		1,781,996
Trans. Sys., Ser. B, M.B.I.A.	Aaa	6.00	12/15/14	3,425	(e)	3,977,863

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	9

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Newark Hsg. Auth., Port Auth., Newark Marine Terminal, M.B.I.A.	Aaa	5.00%	1/01/34	$3,000		$3,119,340
North Bergen Twnshp. Mun. Util. Auth. Swr. Rev., M.B.I.A.	Aaa	5.25	12/15/17	1,800		1,987,398
North Brunswick Twnshp., Brd. of Ed., G.O.	Aa3	6.80	6/15/06	350		369,201
Brd. of Ed., G.O.	Aa3	6.80	6/15/07	350		382,186
Port Auth. of New York & New Jersey, Cons. Ser. 127, A.M.B.A.C., A.M.T.	Aaa	5.50	12/15/15	3,000		3,330,060
Cons., Ser. 135	A1	5.00	3/15/39	4,380		4,533,782
Puerto Rico Comnwlth. Hwy. & Trans. Auth. Trans. Rev., Ser. J	Baa1	5.50	7/01/23	1,320		1,452,462
Puerto Rico Elec. Pwr. Auth., Rfdg., Ser. X, M.B.I.A.	A3	6.00	7/01/12	3,295	(e)	3,403,801
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp., Ser. A, M.B.I.A.	Aaa	5.50	8/01/17	1,500	(e)	1,687,770
Rutgers - The St. Univ. of New Jersey, Ser. A	Aa3	6.40	5/01/13	2,000		2,311,480
Sparta Twnshp. Sch. Dist., G.O., M.B.I.A.	Aaa	5.75	9/01/14	1,000	(e)	1,047,770
Tobacco Settlement Fin. Corp.,
Asset Bkd.	Baa3	6.75	6/01/39	500		523,420
Asset Bkd.	Baa3	6.125	6/01/42	2,000		1,975,200
Union City Sch. Impvt., G.O., F.S.A.	Aaa	6.375	11/01/08	1,545		1,737,291
Union Cnty. Impvt. Auth. Rev., Plainfield Brd. of Ed. Proj.,
F.G.I.C.	AAA(d)	6.25	8/01/07	1,175	(e)	1,285,380
F.G.I.C.	AAA(d)	6.25	8/01/07	1,330	(e)	1,454,940
Virgin Islands Pub. Fin. Auth. Rev., Ser. A	BBB(d)	6.50	10/01/24	750		860,460

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
West Morris Reg. High Sch.,
G.O., M.B.I.A.	Aaa	5.00%	5/01/23	$2,145	$2,282,816
G.O., M.B.I.A.	Aaa	5.00	5/01/24	2,246	2,381,501

Total long-term investments (cost $ 138,893,343)					$148,819,189

SHORT-TERM INVESTMENTS 0.7%

Municipal Bonds
Mun. Secs. Trust Cert., G.O., Ser. 2001-174 Cert. Class A,
F.R.D.D.	A-1(d)	1.83	3/01/05	300	$300,000
New Jersey Econ. Doc Facs. Rev., Bayonne/Imtt Proj., Ser. C, F.R.D.D.	VMIG1	1.80	3/01/05	800	800,000

Total short-term investments (cost $ 1,100,000)					1,100,000

Total Investments 98.9% (cost $ 139,993,343; Note 5)					149,919,189
Unrealized appreciation on interest rate swaps (h)					21,645
Variation margin (i)					(62,688)
Other assets in excess of liabilities 1.1%					1,633,677

Net Assets 100%					$151,511,823

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

CONNIE LEE—College Construction Loan Insurance Association.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (Daily) Demand Note(b).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

R.I.T.E.S.—Residual Interest Tax Exempt Securities Receipts.

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	11

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
(d)	Standard & Poor’s Rating.
(e)	All or partial prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(f)	Partial principal amount pledged as collateral for financial futures contracts.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $8,067,228. The aggregate value, $9,157,318 represents 6.0% of net assets.
(h)	Swap agreements outstanding as of February 29, 2005 are as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation
Morgan Stanley Capital Services, Inc.(a)	03/17/2021	USD 850,000	1.00%	BMA Municipal Swap Index	$21,645
Morgan Stanley Capital Services, Inc.(a)	03/17/2021	USD 850,000	3.865%	BMA Municipal Swap Index	—

					$21,645

(a)	Portfolio pays the floating rate and receives the fixed rate.
(i)	Outstanding contracts at February 28, 2005 were as follows:

Number of Contracts	Type	Expiration Date	Value at February 28, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
45	U.S. Treasury 10 yr Notes	March 2005	$4,989,375	$5,022,253	$(32,878)
71	U.S. Treasury Bonds	March 2005	$8,029,656	8,197,991	(168,335)
	Short Positions:
18	U.S. Treasury 2 yr Notes	March 2005	$(3,747,656)	(3,761,978)	14,322
54	U.S. Treasury 5 yr Notes	March 2005	$(5,838,750)	(5,911,607)	72,857

					$(114,034)

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

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The Industry classification of portfolio holdings and assets in excess of liabilities shown as a percentage of net assets as of February 28, 2005 was as follows:

Transportation	23.7%
Lease Backed Certificate of Participation	15.9
School	11.5
University	7.2
Corporate Backed IDB & PCR	6.3
Hospital	5.7
Tax	5.3
Healthcare	5.3
Water & Sewer	4.9
Dedicated	4.4
County	2.9
Power	2.2
Tobacco	1.6
Sales	1.0
City	0.5
Other	0.3
State	0.2

98.9
Other assets in excess of liabilities	1.1

100.0%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	13

Statement of Assets and Liabilities

as of February 28, 2005 (Unaudited)

Assets
Investments, at value (cost $139,993,343)	$149,919,189
Interest receivable	2,062,175
Unrealized appreciation on interest rate swaps	21,645
Prepaid expenses	5,700
Receivable for Series shares sold	1,492

Total assets	152,010,201

Liabilities
Payable for Series shares reacquired	239,330
Due to broker-variation margin	62,688
Management fee payable	59,078
Accrued expenses	57,512
Distribution fee payable	35,399
Dividends payable	18,387
Payable to custodian	15,082
Deferred trustees' fees	10,902

Total liabilities	498,378

Net Assets	$151,511,823

Net assets were comprised of:
Shares of beneficial interest, at par	$138,460
Paid-in capital in excess of par	141,398,714

141,537,174
Overdistributed net investment income	(39,700)
Accumulated net realized gain on investments	180,891
Net unrealized appreciation on investments	9,833,458

Net assets, February 28, 2005	$151,511,823

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($119,006,238 ÷ 10,878,496 shares of beneficial interest issued and outstanding)	$10.94
Maximum sales charge (4% of offering price)	0.46

Maximum offering price to public	$11.40

Class B
Net asset value, offering price and redemption price per share
($22,627,325 ÷ 2,067,381 shares of beneficial interest issued and outstanding)	$10.94

Class C
Net asset value, offering price and redemption price per share
($5,783,499 ÷ 528,552 shares of beneficial interest issued and outstanding)	$10.94

Class Z
Net asset value, offering price and redemption price per share
($4,094,761 ÷ 371,584 shares of beneficial interest issued and outstanding)	$11.02

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	15

Statement of Operations

Six Months Ended February 28, 2005 (Unaudited)

Net Investment Income
Income
Interest	$3,875,144

Expenses
Management fee	388,316
Distribution fee—Class A	153,316
Distribution fee—Class B	57,763
Distribution fee—Class C	21,638
Custodian’s fees and expenses	56,000
Transfer agent’s fees and expenses	31,000
Registration fees	30,000
Reports to shareholders	20,000
Audit fee	11,000
Legal fees and expenses	16,000
Trustees’ fees	6,000
Miscellaneous expenses	7,066

Total operating expenses	798,099

Less: Custodian fee credit (Note 1)	(487)
Total expenses	797,612

Net investment income	3,077,532

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	336,138
Financial futures transactions	433,803

769,941

Net change in unrealized appreciation (depreciation) on:
Investments	(427,264)
Financial futures contracts	(482,715)
Interest rate swap	21,645

(888,334)

Net loss on investments	(118,393)

Net Increase In Net Assets Resulting From Operations	$2,959,139

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2005	Year Ended August 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$3,077,532	$6,816,742
Net realized gain on investment transactions	769,941	777,147
Net change in unrealized appreciation (depreciation) on investments	(888,334)	1,066,243

Net increase in net assets resulting from operations	2,959,139	8,660,132

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(2,462,093)	(5,311,157)
Class B	(435,030)	(1,107,682)
Class C	(101,507)	(212,928)
Class Z	(81,165)	(164,918)

	(3,079,795)	(6,796,685)

Distributions from net realized gains
Class A	(855,442)	(1,422,241)
Class B	(163,504)	(337,523)
Class C	(40,158)	(65,597)
Class Z	(27,913)	(43,378)

	(1,087,017)	(1,868,739)

Series share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	2,431,182	12,069,513
Net asset value of shares issued in reinvestment of dividends and distributions	2,511,677	5,057,809
Cost of shares reacquired	(12,992,509)	(32,703,590)

Net decrease in net assets from Series share transactions	(8,049,650)	(15,576,268)

Total decrease	(9,257,323)	(15,581,560)

Net Assets
Beginning of period	160,769,146	176,350,706

End of period	$151,511,823	$160,769,146

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	17

Notes to Financial Statements

(Unaudited)

Dryden Municipal Series Fund (the “Fund”), is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984, and consists of six series. These financial statements relate only to New Jersey Series (the “Series”). The financial statements of the other series are not presented herein. The assets of each series are invested in separate, independently managed portfolios. The Series commenced investment operations in March 1988.

The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and New Jersey state income taxes with the minimum of risk by investing in “investment grade” tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such

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day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not represent fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by the other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Series currently owns or intends to purchase. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying

Dryden Municipal Series Fund/New Jersey Series	19

Notes to Financial Statements

(Unaudited) Cont’d

security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gains or losses on purchased options is included in net realized gain or loss on investment transactions. Gains or losses on written options is presented separately as net realized gain or loss on written option transactions.

The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Interest Rate Swaps: The Series may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Net interest payments/receipts are included in the interest income in the Statement of Operations. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any.

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The Series is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

Written options, future contracts and swap contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Inverse Floaters: The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rate on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. At the time the Series enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dryden Municipal Series Fund/New Jersey Series	21

Notes to Financial Statements

(Unaudited) Cont’d

Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated realized gain or loss and paid-in capital in excess of par, when appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested cash earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimate: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI on behalf of the Series. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series up to $1 billion and .45 of 1% of the average daily net assets of the Series in excess of $1 billion. The effective management fee rate was .50 of 1% for the period ended February 28, 2005.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as distributor of the Series. The Series compensates

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PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares pursuant to plans of distribution, (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50% of 1% and up to 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended February 28, 2005, PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the Class A shares and Class C shares, respectively.

PIMS advised the Series that it has received approximately $17,200 and none in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended February 28, 2005. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that during the six months ended February 28, 2005, it received approximately $8,300 and $1,400 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the period from September 1, 2004 through October 29, 2004, the SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Funds paid a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was October 29, 2004. Effective October 29, 2004, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement continues to be $500 million. The Funds pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2005.

Dryden Municipal Series Fund/New Jersey Series	23

Notes to Financial Statements

(Unaudited) Cont’d

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended February 28, 2005, the Series incurred fees of approximately $21,800 for the services of PMFS. As of February 28, 2005, approximately $3,600 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $7,700 in total networking fees, of which the amount relating to the services of First Clearing Corporation (“First Clearing”), an affiliate of PI, was approximately $6,800 for the six months ended February 28, 2005. As of February 28, 2005, approximately $2,300 of such fees were due to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 28, 2005, were $13,243,833 and $18,716,658, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of February 28, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$139,940,833	$10,121,212	$142,856	$9,978,356

The difference between book and tax basis was primarily attributable to the difference in the treatment of accretion of market discount.

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Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum initial sales charge of 4%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Prior to February 2, 2004 Class C shares are sold with a front-end sales charge of 1% and a CDSC of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to an initial sales charge and the CDSC for Class C shares will be 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Series has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

Dryden Municipal Series Fund/New Jersey Series	25

Notes to Financial Statements

(Unaudited) Cont’d

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 28, 2005:
Shares sold	95,098	$1,045,521
Shares issued in reinvestment of dividends and distributions	182,244	2,003,592
Shares reacquired	(1,007,811)	(11,090,648)

Net increase (decrease) in shares outstanding before conversion	(730,469)	(8,041,535)
Shares issued upon conversion from Class B	115,921	1,276,623

Net increase (decrease) in shares outstanding	(614,548)	$(6,764,912)

Year ended August 31, 2004:
Shares sold	745,138	$8,261,753
Shares issued in reinvestment of dividends and distributions	354,563	3,931,531
Shares reacquired	(2,068,714)	(22,824,785)

Net increase (decrease) in shares outstanding before conversion	(969,013)	(10,631,501)
Shares issued upon conversion from Class B	275,466	3,041,591

Net increase (decrease) in shares outstanding	(693,547)	$(7,589,910)

Class B
Six months ended February 28, 2005:
Shares sold	51,992	$573,097
Shares issued in reinvestment of dividends and distributions	32,050	352,326
Shares reacquired	(127,149)	(1,397,889)

Net increase (decrease) in shares outstanding before conversion	(43,107)	(472,466)
Shares reacquired upon conversion into Class A	(115,891)	(1,276,623)

Net increase (decrease) in shares outstanding	(158,998)	$(1,749,089)

Year ended August 31, 2004:
Shares sold	101,347	$1,124,634
Shares issued in reinvestment of dividends and distributions	73,703	818,554
Shares reacquired	(686,329)	(7,548,870)

Net increase (decrease) in shares outstanding before conversion	(511,279)	(5,605,682)
Shares reacquired upon conversion into Class A	(275,345)	(3,041,591)

Net increase (decrease) in shares outstanding	(786,624)	$(8,647,273)

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Class C	Shares	Amount
Six months ended February 28, 2005:
Shares sold	17,226	$188,986
Shares issued in reinvestment of dividends and distributions	9,333	102,557
Shares reacquired	(33,337)	(366,795)

Net increase (decrease) in shares outstanding	(6,778)	$(75,252)

Year ended August 31, 2004:
Shares sold	94,295	$1,050,261
Shares issued in reinvestment of dividends and distributions	17,453	193,699
Shares reacquired	(108,615)	(1,198,156)

Net increase (decrease) in shares outstanding	3,133	$45,804

Class Z
Six months ended February 28, 2005:
Shares sold	56,259	$623,578
Shares issued in reinvestment of dividends and distributions	4,809	53,202
Shares reacquired	(12,390)	(137,177)

Net increase (decrease) in shares outstanding	48,678	$539,603

Year ended August 31, 2004:
Shares sold	145,766	$1,632,865
Shares issued in reinvestment of dividends and distributions	10,152	114,025
Shares reacquired	(103,149)	(1,131,779)

Net increase (decrease) in shares outstanding	52,769	$615,111

Dryden Municipal Series Fund/New Jersey Series	27

Financial Highlights

(Unaudited) Cont’d

	Class A
	Six Months Ended February 28, 2005
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period	$11.03

Income from investment operations
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	(.01)

Total from investment operations	.21

Less Dividends and Distributions
Dividends from net investment income	(.22)
Tax return of capital distributions	(.08)
Distributions from net realized gains on investment transactions	—	(b)

Total distributions	(.30)

Net asset value, end of period	$10.94

TOTAL RETURN(a):	1.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$119,006
Average net assets (000)	$123,669
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.98	%(e)
Expenses, excluding distribution and service (12b-1) fees	.73	%(e)
Net investment income	4.01	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	8	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(d)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2003 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.80% to 4.81%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Months Ended February 28
2004	2003	2002(d)	2001	2000

$11.02	$11.25	$11.23	$10.65	$10.67

.44	.47	.53	.52	.52
.13	(.18)	.04	.58	.03

.57	.29	.57	1.10	.55

(.44)	(.47)	(.53)	(.52)	(.52)
—	—	—	—	— (b)
(.12)	(.05)	(.02)	—	(.05)

(.56)	(.52)	(.55)	(.52)	(.57)

$11.03	$11.02	$11.25	$11.23	$10.65

5.27%	2.57%	5.24%	10.67%	5.39%

$126,714	$134,271	$140,190	$140,608	$122,664
$132,308	$139,372	$137,516	$132,389	$122,573

.95%	.94%	.91%	.95%	.92%
.70%	.69%	.66%	.70%	.67%
4.02%	4.20%	4.81%	4.77%	4.95%

24%	42%	25%	22%	28%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended February 28, 2005
PER SHARE OPERATING PERFORMANCE: Net Asset Value, Beginning of Period	$11.03

Income from investment operations
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	(.01)

Total from investment operations	.20

Less Dividends and Distributions
Dividends from net investment income	(.21)
Tax return of capital distributions	(.08)
Distributions from net realized gains on investment transactions	—	(b)

Total distributions	(.29)

Net asset value, end of period	$10.94

TOTAL RETURN(a):	1.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$22,627
Average net assets (000)	$23,297
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.23	%(d)
Expenses, excluding distribution and service (12b-1) fees	.73	%(d)
Net investment income	3.76	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2003 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.55% to 4.56%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended August 31,
2004	2003	2002(c)	2001	2000
$11.02	$11.25	$11.24	$10.66	$10.67

.42	.44	.50	.49	`.49
.13	(.18)	.03	.58	.04

.55	.26	.53	1.07	.53

(.42)	(.44)	(.50)	(.49)	(.49)
—	—	—	—	— (b)
(.12)	(.05)	(.02)	—	(.05)

(.54)	(.49)	(.52)	(.49)	(.54)

$11.03	$11.02	$11.25	$11.24	$10.66

5.01%	2.31%	4.98%	10.29%	5.23%

$24,565	$33,217	$37,188	$37,621	$49,995
$29,407	$35,925	$35,743	$40,214	$61,647

1.20%	1.19%	1.16%	1.20%	1.17%
.70%	.69%	.66%	.70%	.67%
3.77%	3.96%	4.56%	4.52%	4.69%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended February 28, 2005
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period	$11.03

Income from investment operations
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	(.01)

Total from investment operations	.19

Less Dividends and Distributions
Dividends from net investment income	(.20)
Tax return of capital distributions	(.08)
Distributions from net realized gains on investment transactions	—	(b)

Total distributions	(.28)

Net asset value, end of period	$10.94

TOTAL RETURN(a):	1.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$5,783
Average net assets (000)	$5,818
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.48	%(d)
Expenses, excluding distribution and service (12b-1) fees	.73	%(d)
Net investment income	3.51	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2003 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.30% to 4.31%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)	Annualized.
(d)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% on the average daily net assets of the Class C shares.

See Notes to Financial Statements.

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Class C
Year Ended August 31,
2004	2003	2002(c)	2001	2000

$11.02	$11.25	$11.24	$10.66	$10.67

.39	.42	.47	.47	.47
.13	(.18)	.03	.58	.04

.52	.24	.50	1.05	.51

(.39)	(.42)	(.47)	(.47)	(.47)
—	—	—	—	— (b)
(.12)	(.05)	(.02)	—	(.05)

(.51)	(.47)	(.49)	(.47)	(.52)

$11.03	$11.02	$11.25	$11.24	$10.66

4.75%	2.05%	4.73%	10.02%	(4.96)%

$5,904	$5,865	$5,598	$2,956	$2,385
$6,066	$6,015	$4,101	$2,390	$2,077

1.45%	1.44%	1.41%	1.45%	1.42%
.70%	.69%	.66%	.70%	.67%
3.52%	3.70%	4.31%	4.27%	4.45%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	33

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended February 28, 2005
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period	$11.11

Income from investment operations
Net investment income	.24
Net realized and unrealized gain (loss) on investment transactions	(.01)

Total from investment operations	.23

Less Dividends and Distributions
Dividends from net investment income	(.24)
Tax return of capital distributions	(.08)
Distributions from net realized gains on investment transactions	—

Total distributions	(.32)

Net asset value, end of period	$11.02

TOTAL RETURN(a):	2.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$4,095
Average net assets (000)	$3,830
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.73	%(d)
Expenses, excluding distribution and service (12b-1) fees	.73	%(d)
Net investment income	4.27	%(d)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 5.03% to 5.04%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class Z
Year Ended August 31,
2004	2003	2002(c)	2001	2000

$11.10	$11.33	$11.31	$10.73	$10.75

.47	.50	.56	.55	.55
.13	(.18)	.04	.58	.03

.60	.32	.60	1.13	.58

(.47)	(.50)	(.56)	(.55)	(.55)
—	—	—	—	— (b)
(.12)	(.05)	(.02)	—	(.05)

(.59)	(.55)	(.58)	(.55)	(.60)

$11.11	$11.10	$11.33	$11.31	$10.73

5.52%	2.84%	5.58%	10.80%	5.66%

$3,587	$2,998	$1,147	$312	$111
$3,877	$2,463	$598	$194	$72

.70%	.69%	.66%	.70%	.67%
.70%	.69%	.66%	.70%	.67%
4.25%	4.41%	5.04%	5.03%	5.22%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Series’ investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Series’ website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Municipal Series Fund/New Jersey Series
Share Class	A	B	C	Z
NASDAQ	PRNJX	PBNJX	PCNJX	PZNJX
CUSIP	262468804	262468887	262468879	262468861

An investor should consider the investment objectives, risks, and charges and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of February 28, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Series can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Municipal Series Fund/New Jersey Series, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Dryden Municipal Series Fund/New Jersey Series, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Municipal Series Fund/New Jersey Series
Share Class	A	B	C	Z
NASDAQ	PRNJX	PBNJX	PCNJX	PZNJX
CUSIP	262468804	262468887	262468879	262468861

MF138E2                IFS-A103211            Ed. 04/2005

Dryden Municipal Series Fund/ Florida Series

FEBRUARY 28, 2005	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

Maximize current income that is exempt from federal income taxes consistent with the preservation of capital and invest in securities that will enable its shares to be exempt from the Florida intangibles tax

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

April 15, 2005

We hope that you find the semiannual report for the Florida Series informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Municipal Series Fund/Florida Series

Dryden Municipal Series Fund/Florida Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden Municipal Series Fund/Florida Series (the Series) is to maximize current income that is exempt from federal income taxes consistent with the preservation of capital and to invest in securities that will enable its shares to be exempt from the Florida intangibles tax. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares).

Cumulative Total Returns[1] as of 2/28/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	1.54%	1.53%	34.47%	73.16%	140.12%
Class B	1.51	1.38	32.81	68.12	73.19
Class C	1.38	1.12	31.17	63.99	69.90
Class Z	1.76	1.79	36.27	N/A	52.99
Lehman Brothers Municipal Bond Index[3]	2.40	2.96	41.42	87.96	***
Lipper Florida (FL) Muni Debt Funds Avg.[4]	2.15	2.26	34.75	71.15	****

Average Annual Total Returns[1] as of 3/31/05
	One Year	Five Years	Ten Years	Since Inception[2]
Class A	–3.13%	4.61%	5.03%	5.95%
Class B	–4.13	5.04	5.14	5.16
Class C	–0.55	4.94	4.88	4.53
Class Z	1.16	5.75	N/A	5.09
Lehman Brothers Municipal Bond Index[3]	2.67	6.58	6.33	***
Lipper Florida (FL) Muni Debt Funds Avg.[4]	2.15	5.55	5.40	****

Distributions and Yields[1] as of 3/31/05
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield[5] at Tax Rates of
			33%	35%
Class A	$0.35	2.45%	3.66%	3.77%
Class B	$0.34	2.30	3.43	3.54
Class C	$0.33	2.05	3.06	3.15
Class Z	$0.37	2.81	4.19	4.32

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.3%, 0.5%, and 1.0% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

2Inception dates: Class A, 12/28/90; Class B, 8/1/94; Class C, 7/26/93; and Class Z, 12/6/96.

3The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

4The Lipper FL Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper FL Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in Florida.

5Taxable equivalent yields reflect federal and applicable state tax rates.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total returns as of 2/28/05 are 158.52% for Class A, 93.91% for Class B, 97.54% for Class C, and 61.52% for Class Z. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.84% for Class A, 6.34% for Class B, 5.95% for Class C, and 5.84% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/28/05 are 135.18% for Class A, 77.29% for Class B, 79.15% for Class C, and 48.15% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.13% for Class A, 5.47% for Class B, 5.05% for Class C, and 4.75% for Class Z.

Dryden Municipal Series Fund/Florida Series	3

Your Series’ Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 2/28/05
Florida St. Dept. Environ. Prot. Pres. Rev., 7/01/17, 5.25%	4.8%
Florida St. Corr. Priv. Cmnty. Ser. A, A.M.B.A.C, 8/01/17, 5.00%	3.6
Palm Beach Cnty., Florida Sch. Brd., Ser. A., F.G.I.C., 8/01/24, 5.00%	3.4
Osceola Cnty., 5.355%, 10/01/17	3.3
Miami Homeland Defense/Neighborhood, M.B.I.A., G.O., 1/01/20, 5.50%	3.3

Issues are subject to change.

Credit Quality expressed as a percentage of net assets as of 2/28/05
Aaa	70.5%
Aa	10.3
A	10.2
Baa	1.6
Not Rated	8.5
Total Investments	101.1
Other assets in excess of liabilities	–1.1
Net Assets	100.0

Source: Moody’s rating, defaulting to S&P when not rated by Moody’s. Credit quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2004, at the beginning of the period, and held through the six-month period ended February 28, 2005.

The Series may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before

Dryden Municipal Series Fund/Florida Series	5

Fees and Expenses (continued)

expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Municipal Series Fund/ Florida Series		Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,015	1.17%	$5.85
	Hypothetical	$1,000	$1,019	1.17%	$5.86

Class B	Actual	$1,000	$1,015	1.42%	$7.09
	Hypothetical	$1,000	$1,018	1.42%	$7.11

Class C	Actual	$1,000	$1,014	1.67%	$8.34
	Hypothetical	$1,000	$1,017	1.67%	$8.35

Class Z	Actual	$1,000	$1,018	0.92%	$4.60
	Hypothetical	$1,000	$1,020	0.92%	$4.61

* Series expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2005, and divided by the 365 days in the Series’ fiscal year ending August 31, 2005 (to reflect the six-month period).

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Portfolio of Investments

as of February 28, 2005 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 99.8%
Arbor Greene Cmnty. Dev. Dist.,
Florida Assmt. Rev.	NR	5.75%	5/01/06	$46		$46,443
Florida Assmt. Rev.	NR	6.50	5/01/07	10		10,151
Florida Assmt. Rev.	NR	6.30	5/01/19	300		306,612
Bayside Impvt. Cmnty. Dev. Dist., Florida Cap. Impvt. Rev., Ser. A	NR	6.30	5/01/18	520		533,062
Broward Cnty. Florida Sch. Brd. Certs., M.B.I.A.	Aaa	5.25	7/01/15	2,000		2,205,560
Broward Cnty. Res. Recov. Rev., Rfdg., Wheelabrator, Ser. A	A3	5.50	12/01/08	1,000		1,080,310
Collier Cnty. Sch. Brd., C.O.P., F.S.A.	Aaa	5.375	2/15/21	1,000		1,094,280
Dade Cnty. Aviation Dept. Rev., Ser. B, A.M.T., M.B.I.A.	Aaa	6.00	10/01/24	1,500	(b)	1,554,720
Dade Cnty. Hlth. Facs. Auth. Rev., Baptist Hosp. of Miami Proj., Ser. A, E.T.M., M.B.I.A.	Aaa	6.75	5/01/08	355	(d)	377,812
Florida Hsg. Fin. Corp. Rev., Westchase Apts., Ser. B, A.M.T.	NR	6.61	7/01/38	1,360		1,188,422
Florida St. Brd. Ed. Cap. Outlay, Pub. Ed., Ser. C, F.G.I.C., G.O.	Aaa	5.50	6/01/16	1,000		1,119,000
Florida St. Brd. Ed. Lottery Rev., Ser. A, F.G.I.C.	Aaa	5.75	7/01/19	1,500		1,684,875
Florida St. Corr. Priv. Cmnty., Ser. A, A.M.B.A.C.	Aaa	5.00	8/01/17	2,270		2,444,881
Florida St. Dept. Environ. Prot. Pres. Rev., Florida Forever, Ser. A, M.B.I.A.	Aaa	5.25	7/01/17	2,950		3,239,484
Greyhawk Landing Cmnty. Dev. Dist. Rev., Spec. Assmt. Rev., Ser. B	NR	6.25	5/01/09	855		869,945
Highlands Cnty. Florida Hlth. Facs. Auth. Rev., Hosp. Adventist/Sunbelt, Ser. A	A2	6.00	11/15/31	1,000		1,082,010
Hillsborough Cnty. Florida
Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., M.B.I.A	Aaa	5.50	10/01/15	2,000		2,192,620

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	7

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Hillsborough Cnty. Florida Ind. Dev. Auth., Cigarette Tax Alloc., H Lee Moffitt Cancer Proj., Ser. B, A.M.B.A.C.	Aaa	5.50%	9/01/16	$1,840		$2,063,082
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. B	NR	6.40	5/01/06	790		790,490
Jacksonville Elec. Auth. Rev., Elec. Sys., Ser. A	Aa2	6.00	10/01/30	1,000	(b)	1,013,570
St. John’s Rvr. Pwr. Park Issue 2, Ser. 7, C.A.B.S.	Aa2	Zero	10/01/10	1,000		825,910
Jacksonville Sales Tax Rev.,
A.M.B.A.C.	Aaa	5.50	10/01/18	1,000		1,114,920
F.G.I.C.	Aaa	5.375	10/01/18	1,000		1,107,850
Jacksonville Swr. & Solid Wste. Disp. Facs. Rev., Anheuser Busch Proj., A.M.T.	A1	5.875	2/01/36	1,000		1,035,670
Jacksonville Wtr. & Swr. Dev. Rev., United Wtr. Proj., A.M.T., A.M.B.A.C.	Aaa	6.35	8/01/25	1,500		1,551,150
Lakeland Elec. & Wtr. Rev.	AA-(c)	5.625	10/01/36	2,000	(b)	2,135,320
Maryland St. Hlth. & Higher
Ed., Facs., Auth. Rev.	A3	6.75	7/01/30	500		561,855
Miami Dade Cnty. Florida Sch. Brd., Ser. A, F.S.A.	Aaa	6.00	10/01/17	1,000	(b)	1,129,590
Miami Homeland
Defense/Neighborhood, M.B.I.A., G.O.	Aaa	5.50	1/01/20	2,000		2,210,640
Michigan Mun. Bond Auth. Rev., Wtr. & Swr. Impt.	Aaa	5.25	10/01/15	1,210		1,352,465
Oakstead Cmnty. Dev. Dist.
Cap., Impvt., Ser. B	NR	6.50	5/01/07	15		15,098
Okaloosa Cnty. Cap. Impvt.
Rev., M.B.I.A., C.A.B.S.	Aaa	Zero	12/01/06	450		428,783
Orange Cnty. Tourist Dev. Tax Rev., A.M.B.A.C.	Aaa	5.25	10/01/16	1,425		1,548,790
Orlando Util. Cmnty., Wtr. &
Elec. Rev., Ser. C	Aa1	5.25	10/01/21	2,000		2,183,760
Osceola Cnty., Infrastructure
Sales Surtax, A.M.B.A.C.	Aaa	5.375	10/01/17	1,995		2,213,233

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
Palm Beach Cnty., Florida Sch. Brd.,
Ser. A, F.G.I.C.	Aaa	5.00%	8/01/24	$2,150		$2,263,842
Ser. A, F.G.I.C.	Aaa	5.00	8/01/29	1,500		1,562,895
Palm Beach Cnty. Pub. Impvt. Rev., Conv. Ctr. Proj., F.G.I.C.	Aaa	5.50	11/01/14	1,055	(b)	1,191,834
Palm Beach Cnty. Pub., Ref- Conv. Ctr. Proj., F.G.I.C.	Aaa	5.00	11/01/11	1,500		1,618,005
Pasco Cnty. Sales Tax Rev., Half-Cent, A.M.B.A.C.	Aaa	5.00	12/01/15	1,180		1,291,026
Pembroke Pines Pub. Impvt. Rev., A.M.B.A.C.	Aaa	5.50	10/01/16	1,360		1,528,341
Polk Cnty. Sch. Dist., Sales Tax Rev.,
Sch. Impvt., F.S.A.	Aaa	5.25	10/01/17	1,000		1,108,820
Sch. Impvt., F.S.A.	Aaa	5.25	10/01/18	1,000		1,106,290
Puerto Rico Comnwlth. Hwy. Trans. Auth. Trans Rev.	Baa1	5.50	7/01/24	1,000		1,097,920
Puerto Rico Comnwlth., Ser. 642B, G.O., M.B.I.A. (cost $1,596,177, purchased 3/29/00)	NR	9.897(f)	7/01/12	1,500	(g)	1,954,500
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp., Ser. E	Aaa	5.70	8/01/25	500	(b)	558,120
Sarasota Cnty. Florida Sch. Brd., F.G.I.C.	Aaa	5.00	7/01/15	1,500		1,652,670
Tobacco Settlement Fin. Corp., Ser. A-1	A2	5.50	6/01/16	2,000		2,183,460
Utah St. Hsg. Fin. Agcy., Sngl. Fam. Mtge., Ser. F, Class II, A.M.T.	Aa2	6.125	1/01/27	715		749,177
Virgin Islands Pub. Fin. Auth. Rev., Gross Rcpts. Taxes Ln. Nts., F.S.A.	Aaa	5.25	10/01/18	1,000		1,111,360
Volusia Cnty. Sch. Brd. Cert. Part., Ref. - Master Lease Prog., Ser. B, F.S.A.	Aaa	5.00	8/01/22	1,500		1,599,120

Total long-term investments (cost $64,063,042)						66,889,743

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	9

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
SHORT-TERM INVESTMENTS 1.3%
Florida Higher Edl. Facs. Fin. Auth. Rev., St. Thomas Univ. Proj., F.R.D.D.	A-1+(c)	1.83%	3/01/05	$400	$400,000
Palm Beach Cnty. Hlth. Facs. Auth. Rev., Bethesda Healthcare Sys. Proj., F.R.D.D.	VMIG1	1.83	3/01/05	200	200,000
Univ. Athletic Assoc. Inc. Cap. Impt. Rev., Adj. - Univ. Florida Stadium Proj., F.R.D.D.	VMIG1	1.80	3/01/05	300	300,000

Total short-term investments (cost $900,000)					900,000

Total Investments 101.1% (cost $64,963,042; Note 5)					67,789,743
Variation margin on open futures contracts, net(h)					12,312
Liabilities in excess of other assets ( 1.1%)					(755,902)

Net Assets 100%					$67,046,153

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (Daily) Demand Note(e).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Association.

(b)	All or partial prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(c)	Standard & Poor’s Rating.
(d)	Partial principal amount pledged as collateral for financial futures contracts.
(e)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(f)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.

See Notes to Financial Statements.

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(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $1,596,177. The aggregate value, $1,954,500 represents 2.92% of net assets.
(h)	During the six months ended February 28, 2005, the Series entered into financial futures contracts. Details of financial futures contracts open at February 28, 2005 are as follows:

Number of Contracts	Type	Expiration Date	Value at February 28, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
11	Long Positions: U.S. T-Bond	March 2005	$1,244,031	$1,281,857	$(37,826)
(40)	Short Positions: 10 yr. U.S. T-Note	March 2005	(4,435,000)	(4,493,201)	58,201
(4)	2 yr. U.S. T-Note	March 2005	(832,812)	(835,995)	3,183

					$23,558

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	11

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

The Industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2005 was as follows:

Special Tax/Assessment District	29.8%
Leased Backed Certificate or Participation	13.6
General Obligation	10.3
Power	9.2
Other	7.8
Transportation	7.2
Education	6.3
Water & Sewer	4.3
Healthcare	3.3
Tobacco	3.3
Housing	2.9
Solid Waste/Resource Recovery	1.6
Corporate Backed IDB & PCR	1.5

Total Investments	101.1
Liabilities in excess of other assets	–1.1
Net Assets	100.0

See Notes to Financial Statements.

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Financial Statements

FEBRUARY 28, 2005	SEMIANNUAL REPORT

Dryden Municipal Series Fund/Florida Series

Statement of Assets and Liabilities

as of February 28, 2005 (Unaudited)

Assets
Investments, at value (cost $64,963,042)	$67,789,743
Cash	145,035
Interest receivable	904,780
Due from broker-variation margin	12,312
Prepaid expenses	2,751

Total assets	68,854,621

Liabilities
Payable for investments purchased	1,623,795
Accrued expenses	79,982
Payable for Series shares reacquired	44,433
Management fee payable	26,171
Distribution fee payable	16,707
Deferred trustees’ fees	10,315
Dividends payable	7,065

Total liabilities	1,808,468

Net Assets	$67,046,153

Net assets were comprised of:
Shares of beneficial interest, at par	$65,446
Paid-in capital in excess of par	63,991,542

64,056,988
Undistributed net investment income	52,433
Accumulated net realized gain on investments	86,473
Net unrealized appreciation on investments	2,850,259

Net assets, February 28, 2005	$67,046,153

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($50,907,462 ÷ 4,969,410 shares of beneficial interest issued and outstanding)	$10.24
Maximum sales charge (4% of offering price)	0.43

Maximum offering price to public	$10.67

Class B
Net asset value, offering price and redemption price per share ($10,397,479 ÷ 1,014,879 shares of beneficial interest issued and outstanding)	$10.25

Class C
Net asset value and redemption price per share ($4,666,124 ÷ 455,436 shares of beneficial interest issued and outstanding)	$10.25

Class Z
Net asset value, offering price and redemption price per share ($1,075,088 ÷ 104,898 shares of beneficial interest issued and outstanding)	$10.25

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	15

Statement of Operations

Six Months Ended February 28, 2005 (Unaudited)

Net Investment Income
Income
Interest	$1,615,991

Expenses
Management fee	172,520
Distribution fee—Class A	65,064
Distribution fee—Class B	27,478
Distribution fee—Class C	18,207
Custodian’s fees and expenses	53,000
Registration fees	23,000
Legal fees and expenses	19,000
Reports to shareholders	17,000
Transfer agent’s fees and expenses	12,000
Audit fee	11,000
Trustees’ fees	6,000
Miscellaneous	4,890

Total expenses	429,159

Net investment income	1,186,832

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	53,061
Financial futures transactions	(69,878)

(16,817)

Net change in unrealized appreciation (depreciation) on:
Investments transactions	(254,672)
Financial futures contracts	115,466

(139,206)

Net loss on investments	(156,023)

Net Increase In Net Assets Resulting From Operations	$1,030,809

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2005	Year Ended August 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,186,832	$2,657,431
Net realized gain (loss) on investments transactions	(16,817)	1,161,158
Net change in unrealized appreciation (depreciation) on investments	(139,206)	556,594

Net increase in net assets resulting from operations	1,030,809	4,375,183

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(982,182)	(2,006,606)
Class B	(193,899)	(467,597)
Class C	(79,467)	(164,335)
Class Z	(22,366)	(45,351)

	(1,277,914)	(2,683,889)

Distributions from net realized gains
Class A	(799,980)	(1,555,970)
Class B	(172,852)	(418,973)
Class C	(75,525)	(153,270)
Class Z	(17,105)	(27,670)

	(1,065,462)	(2,155,883)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	1,884,523	6,965,311
Net asset value of shares issued in reinvestment of dividends and distributions	1,117,845	2,179,459
Cost of shares reacquired	(6,164,742)	(20,282,092)

Net decrease in net assets from Series share transactions	(3,162,374)	(11,137,322)

Total decrease	(4,474,941)	(11,601,911)

Net Assets
Beginning of period	71,521,094	83,123,005

End of period(a)	$67,046,153	$71,521,094

(a) Includes undistributed net investment income of:	$52,433	$143,515

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	17

Notes to Financial Statements

(Unaudited)

Dryden Municipal Series Fund (the “Fund”), is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of six series. These financial statements relate only to Florida Series (the “Series”). The financial statements of the other series are not present herein. The assets of each Series are invested in separate, independently managed portfolios. The Series commenced investment operations on December 28, 1990. The Series is non-diversified and seeks to achieve its investment objective of providing the maximum amount of income that is exempt from federal income taxes with the minimum of risk, and investing in securities which will enable its shares to be exempt from the Florida intangibles tax by investing in “investment grade” tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series, in the preparation of its financial statements.

Securities Valuation: The Series values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board

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of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. Short-term securities which mature in more than sixty days are valued at current market quotations. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Restricted Securities: The Series may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Series at February 28, 2005 include registration rights under which the Series may demand registration by the issuers. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Series invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial

Dryden Municipal Series Fund/Florida Series	19

Notes to Financial Statements

Cont’d

futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Inverse Floaters: The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Series currently owns or intends to purchase. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Series, as writer of an option, has no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the

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written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Written options, financial future contracts and swap contracts involve elements of both market and certain risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested assets earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as reduction of gross expenses in the accompanying Statement of Operations.

Dryden Municipal Series Fund/Florida Series	21

Notes to Financial Statements

Cont’d

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets up to and including $1 billion and .45 of 1% of such average daily net assets in excess of $1 billion. The effective management fee was .50 of 1% for the period ended February 28, 2005 of the Series.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”) regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of 1%, and .75 of 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Series that they have received approximately $1,900 in front-end sales charges resulting from sales of Class A shares during the six months ended

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February 28, 2005. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has advised the Series that for the six months ended February 28, 2005, they received approximately $10,300 in contingent deferred sales charges imposed upon certain redemptions by Class B shareholders.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the period from March 1, 2004 through April 30, 2004 the SCA provided for a commitment of $800 million and allowed the Funds to increase the commitment to $1 billion if necessary. Effective May 1, 2004, the SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was October 29, 2004. Effective October 29, 2004, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement continues to be $500 million. The Funds pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the year ended February 28, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”) an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended February 28, 2005, the Series incurred fees of approximately $8,100 for the services of PMFS. As of February 28, 2005, approximately $1,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $2,900 in total networking fees, of which the amount relating to the services of

Dryden Municipal Series Fund/Florida Series	23

Notes to Financial Statements

Cont’d

Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI, were approximately $200 and $2,700 respectively, for the six months ended February 28, 2005. As of February 28, 2005, approximately $1,400 and $2,600 of such fees were due to Wachovia and First Clearing, respectively. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 28, 2005 were $3,274,890 and $5,171,852, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of February 28, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$64,951,677	$3,103,230	$265,164	$2,838,066

The difference between book and tax basis was primarily attributable to the difference in the treatment of accreting market discount and premium amortization.

Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 3%. Class A shares purchased on or after March 15, 2004 are subject to a maximum front-end sales charge of 4%. Effective March 15, 2004, all investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a

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front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Series has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 28, 2005:
Shares sold	125,767	$1,307,893
Shares issued in reinvestment of dividends and distributions	79,186	816,294
Shares reacquired	(439,289)	(4,556,618)

Net increase (decrease) in shares outstanding before conversion	(234,336)	(2,432,431)
Shares issued upon conversion from Class B	123,078	1,273,365

Net increase (decrease) in shares outstanding	(111,258)	$(1,159,066)

Year ended August 31, 2004:
Shares sold	287,123	$3,031,675
Shares issued in reinvestment of dividends and distributions	148,949	1,559,674
Shares reacquired	(1,247,785)	(13,043,598)

Net increase (decrease) in shares outstanding before conversion	(811,713)	(8,452,249)
Shares issued upon conversion from Class B	223,075	2,367,785

Net increase (decrease) in shares outstanding	(588,638)	$(6,084,464)

Class B
Six months ended February 28, 2005:
Shares sold	39,941	$412,039
Shares issued in reinvestment of dividends and distributions	14,966	154,250
Shares reacquired	(86,781)	(903,202)

Net increase (decrease) in shares outstanding before conversion	(31,874)	(336,913)
Shares redeemed upon conversion into Class A	(122,959)	(1,273,365)

Net increase (decrease) in shares outstanding	(154,833)	$(1,610,278)

Year ended August 31, 2004:
Shares sold	77,277	$811,226
Shares issued in reinvestment of dividends and distributions	34,007	356,310
Shares reacquired	(303,638)	(3,161,238)

Net increase (decrease) in shares outstanding before conversion	(192,354)	(1,993,702)
Shares redeemed upon conversion into Class A	(222,964)	(2,367,785)

Net increase (decrease) in shares outstanding	(415,318)	$(4,361,487)

Dryden Municipal Series Fund/Florida Series	25

Notes to Financial Statements

Cont’d

Class C	Shares	Amount
Six months ended February 28, 2005:
Shares sold	1,326	$13,660
Shares issued in reinvestment of dividends and distributions	10,592	109,176
Shares reacquired	(40,136)	(414,717)

Net increase (decrease) in shares outstanding	(28,218)	$(291,881)

Year ended August 31, 2004:
Shares sold	31,823	$334,125
Shares issued in reinvestment of dividends and distributions	20,095	210,479
Shares reacquired	(110,626)	(1,145,479)

Net increase (decrease) in shares outstanding	(58,708)	$(600,875)

Class Z
Six months ended February 28, 2005:
Shares sold	14,445	$150,931
Shares issued in reinvestment of dividends and distributions	3,696	38,125
Shares reacquired	(27,822)	(290,205)

Net increase (decrease) in shares outstanding	(9,681)	$(101,149)

Year ended August 31, 2004:
Shares sold	265,752	$2,788,285
Shares issued in reinvestment of dividends and distributions	5,069	52,996
Shares reacquired	(279,809)	(2,931,777)

Net increase (decrease) in shares outstanding	(8,988)	$(90,496)

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Financial Highlights

FEBRUARY 28, 2005	SEMIANNUAL REPORT

Dryden Municipal Series Fund/Florida Series

Notes to Financial Statements

(Unaudited) Cont’d

	Class A
	Six Months Ended February 28, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.44

Income from investment operations:
Net investment income	.18
Net realized and unrealized gain (loss) on investments transactions	(.03)

Total from investment operations	.15

Less Distributions
Dividends from net investment income	(.19)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.16)

Total distributions	(.35)

Net asset value, end of period	$10.24

Total Investment Return(a):	1.54%
Ratios/Supplemental Data:
Net assets, end of period (000)	$50,907
Average net assets (000)	$52,482
Ratios to average net assets:
Expenses, including distribution fee and service (12b-1) fees(d)	1.17	%(e)
Expenses, excluding distribution fee and service (12b-1) fees	.92	%(e)
Net investment income	3.51	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	5%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for years of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.69% to 4.71%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of Class A shares.
(e)	Annualized.

28	Visit our website at www.jennisondryden.com

Class A
Year Ended August 31,
2004	2003	2002(c)	2001	2000

$10.49	$10.68	$10.70	$10.23	$10.18

.36	.42	.49	.51	.51
.24	(.17)	(.02)	.47	.05

.60	.25	.47	.98	.56

(.37)	(.42)	(.49)	(.51)	(.51)
—	—	—	— (b)	—
(.28)	(.02)	—	—	—

(.65)	(.44)	(0.49)	(.51)	(.51)

$10.44	$10.49	$10.68	$10.70	$10.23

5.82%	2.32%	4.49%	9.91%	5.73%

$53,058	$59,498	$63,463	$67,712	$68,701
$57,047	$63,290	$64,601	$68,365	$71,083

1.13%	1.07%	1.01%	.98%	.98%
.88%	.82%	.76%	.73%	.73%
3.48%	3.94%	4.71%	4.89%	5.06%

45%	60%	41%	36%	41%

Dryden Municipal Series Fund/Florida Series	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended February 28, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.44

Income from investment operations:
Net investment income	.17
Net realized and unrealized gain (loss) on investments transactions	(.02)

Total from investment operations	.15

Less Distributions
Dividends from net investment income	(.18)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.16)

Total distributions	(.34)

Net asset value, end of period	$10.25

Total Investment Return(a):	1.51%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10,398
Average net assets (000)	$11,082
Ratios to average net assets:
Expenses, including distribution fee and service (12b-1) fees	1.42	%(d)
Expenses, excluding distribution fee and service (12b-1) fees	.92	%(d)
Net investment income	3.26	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.45% to 4.47%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class B
Year Ended August 31,
2004	2003	2002(c)	2001	2000

$10.50	$10.68	$10.71	$10.23	$10.18

.34	.40	.47	.48	.48
.22	(.17)	(.03)	.48	.05

.56	.23	.44	.96	.53

(.34)	(.39)	(.47)	(.48)	(.48)
—	—	—	— (b)	—
(.28)	(.02)	—	—	—

(.62)	(.41)	(.47)	(.48)	(.48)

$10.44	$10.50	$10.68	$10.71	$10.23

5.46%	2.16%	4.24%	9.64%	5.46%

$12,215	$16,635	$22,996	$25,551	$22,875
$14,296	$19,636	$23,430	$24,655	$23,191

1.38%	1.32%	1.26%	1.23%	1.23%
.88%	.82%	.76%	.73%	.73%
3.23%	3.70%	4.47%	4.64%	4.81%

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended February 28, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.44

Income from investment operations:
Net investment income	.16
Net realized and unrealized gain (loss) on investments transactions	(.02)

Total from investment operations	.14

Less Distributions
Dividends from net investment income	(.17)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.16)

Total distributions	(.33)

Net asset value, end of period	$10.25

Total Investment Return(a):	1.38%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,666
Average net assets (000)	$4,896
Ratios to average net assets:
Expenses, including distribution fee and service (12b-1) fees(d)	1.67	%(e)
Expenses, excluding distribution fee and service (12b-1) fees	.92	%(e)
Net investment income	3.01	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for years of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.20% to 4.22%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of Class C shares.
(e)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class C
Year Ended August 31,
2004	2003	2002(c)	2001	2000

$10.50	$10.68	$10.70	$10.23	$10.18

.31	.38	.44	.46	.46
.22	(.17)	(.02)	.47	.05

.53	.21	.42	.93	.51

(.31)	(.37)	(.44)	(.46)	(.46)
—	—	—	— (b)	—
(.28)	(.02)	—	—	—

(.59)	(.39)	(.44)	(.46)	(.46)

$10.44	$10.50	$10.68	$10.70	$10.23

5.20%	1.91%	3.99%	9.37%	5.20%

$5,051	$5,693	$5,848	$5,857	$5,456
$5,443	$6,045	$5,806	$5,756	$5,885

1.63%	1.57%	1.51%	1.48%	1.48%
.88%	.82%	.76%	.73%	.73%
2.98%	3.44%	4.22%	4.39%	4.56%

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	33

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended February 28, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.44

Income from investment operations:
Net investment income	.20
Net realized and unrealized gain (loss) on investments transactions	(.02)

Total from investment operations	.18

Less Distributions
Dividends from net investment income	(.21)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.16)

Total distributions	(.37)

Net asset value, end of period	$10.25

Total Investment Return(a):	1.76%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,075
Average net assets (000)	$1,120
Ratios to average net assets:
Expenses, including distribution fee and service (12b-1) fees	.92	%(d)
Expenses, excluding distribution fee and service (12b-1) fees	.92	%(d)
Net investment income	3.76	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for years of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.93% to 4.96%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class Z
Year Ended August 31,
2004	2003	2002(c)	2001	2000

$10.50	$10.68	$10.70	$10.22	$10.17

.39	.46	.52	.53	.53
.22	(.17)	(.02)	.48	.05

.61	.29	.50	1.01	.58

(.39)	(.45)	(.52)	(.53)	(.53)
—	—	—	— (b)	—
(.28)	(.02)	—	—	—

(.67)	(.47)	(.52)	(.53)	(.53)

$10.44	$10.50	$10.68	$10.70	$10.22

5.99%	2.68%	4.85%	10.18%	5.99%

$1,197	$1,297	$1,289	$788	$463
$1,203	$1,567	$1,012	$579	$307

.88%	.82%	.76%	.73%	.73%
.88%	.82%	.76%	.73%	.73%
3.74%	4.14%	4.96%	5.13%	5.31%

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Series’ investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Series’ website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES

David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Municipal Series Fund/Florida Series
Share Class	A	B	C	Z
NASDAQ	PFLAX	PFABX	PFLCX	PFLZX
CUSIP	262468101	262468200	262468309	262468408

An investor should consider the investment objectives, risks, and charges and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of February 28, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Series can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Municipal Series Fund/Florida Series, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Dryden Municipal Series Fund/Florida Series, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Municipal Series Fund/Florida Series
Share Class	A	B	C	Z
NASDAQ	PFLAX	PFABX	PFLCX	PFLZX
CUSIP	262468101	262468200	262468309	262468408

MF148E2        IFS-A103209        Ed. 04/2005

Item 2 – Code of Ethics – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing.

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Municipal Series Fund

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date April 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date April 25, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 25, 2005

*	Print the name and title of each signing officer under his or her signature.